Annual Report
December 31, 2021
Symetra Resource Variable Account B

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm

To the Board of Directors
Symetra Life Insurance Company and Contract Owners of Symetra Resource Variable Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix, that comprise the Symetra Resource Variable Account B (the Separate Account), as of December 31, 2021, the related statements of operations and changes in net assets for the years ended December 31, 2021 and 2020, and the related notes (collectively, the financial statements) and the accumulation unit values in Note 6 (the financial highlights) for the years ended December 31, 2021 and 2020. In our opinion, the financial statements and the financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2021, the results of its operations and the changes in its net assets, and the financial highlights for the years ended December 31, 2021 and 2020, in conformity with U.S. generally accepted accounting principles.

The financial highlights for each of the years in the three-year period ended December 31, 2019 were audited by other independent registered public accountants whose report, dated April 30, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and the financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and the financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and the financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.
Seattle, Washington
April 22, 2022

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)

Appendix

AB VPS Small/Mid Cap Value Portfolio Class A

ALPS/Alerian Energy Infrastructure-Class I

American Century Balanced

American Century International

American Century Mid Cap Value

American Century Value

American Funds IS Capital World Growth and Income Fund (1)

American Funds IS Growth Fund

American Funds IS Growth-Income Fund

American Funds IS International Fund

American Funds IS New World Fund

Blackrock Capital Appreciation I

Blackrock Global Allocation I

Blackrock High Yield I

BNY Mellon Appreciation

BNY Mellon MidCap Stock

BNY Mellon Stock Index

BNY Mellon Sustainable U.S. Equity

BNY Mellon Technology Growth

Columbia Income Opportunities

Columbia VP Mid Cap Growth Fund – Class 1

Columbia VP Overseas Core Fund – Class 1

Delaware VIP Emerging Markets

Delaware VIP Small Cap Value

DFA VA Global Bond

DFA VA International Small Portfolio

DFA VA International Value Portfolio

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)

DFA VA Short Term Fixed Portfolio

DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value

DWS Alternative Asset Allocation VIP A

DWS CROCI International VIP – Class A

DWS Global Income Builder VIP A

Eaton Vance VT Floating-Rate Income Fund Advisor Class

Federated Hermes High Income Bond

Federated Hermes Managed Volatility II

Fidelity Contrafund

Fidelity Energy

Fidelity Equity-Income

Fidelity Financial Services

Fidelity Government Money Market Portfolio – Initial Class

Fidelity Government Money Market Portfolio – Service Class II

Fidelity Growth

Fidelity Growth & Income

Fidelity Growth Opportunities

Fidelity Investment Grade Bond

Fidelity Mid Cap I

Fidelity Real Estate

Fidelity Strategic Income

Franklin Income VIP Fund – Class 1

Franklin Income VIP Fund – Class 2

Franklin Mutual Global Discovery VIP Fund – Class 1

Franklin Mutual Shares VIP Fund – Class 1

Franklin Mutual Shares VIP Fund – Class 2

Franklin Rising Dividends VIP Fund – Class 1

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
Franklin Small-Mid Cap Growth VIP Fund – Class 2

Franklin Strategic Income VIP Fund – Class 1

Franklin U.S. Government Securities VIP Fund – Class 1

Franklin U.S. Government Securities VIP Fund – Class 2

Invesco American Franchise Fund I

Invesco Global Real Estate

Invesco International Growth I

Invesco International Growth II

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond

Janus Henderson Mid Cap Value Portfolio

JP Morgan Insurance Trust Mid Cap Value I

JP Morgan Insurance Trust U.S. Equity I

LVIP Delaware SMID Cap Core (1)

Merger VL

MFS Growth Series

MFS International Growth Portfolio

MFS International Intrinsic Value Portfolio

MFS New Discovery Series

MFS Utilities Series

PIMCO All Asset Institutional Class

PIMCO CommodityRealReturn Strat. Institutional Class

PIMCO Dynamic Bond – Institutional Class

PIMCO Emerging Markets Bond Institutional Class

PIMCO Global Bond Opportunities (Unhedged) – Institutional Class

PIMCO Low Duration Institutional Class

PIMCO Real Return Institutional Class

PIMCO StocksPLUS Global Portfolio Institutional Class

PIMCO Total Return Institutional Class

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
Pioneer Bond VCT Class I

Pioneer Equity Income VCT Class II

Pioneer Fund VCT Class I

Pioneer High Yield VCT Class II

Pioneer Mid Cap Value VCT Class I

Pioneer Select Mid Cap Growth VCT Class I

Pioneer Strategic Income VCT Class I

Pioneer Strategic Income VCT Class II

Royce Capital Micro-Cap

Royce Capital Small-Cap

T. Rowe Price All-Cap Opportunities Portfolio (1)

T. Rowe Price Blue Chip Growth

T. Rowe Price Equity Income Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price International Stock Portfolio

Templeton Developing Markets VIP Fund – Class 1

Templeton Developing Markets VIP Fund – Class 2

Templeton Foreign VIP Fund – Class 1

Templeton Global Bond VIP Fund – Class 1

Templeton Growth VIP Fund – Class 2

TVST Touchstone Bond Fund

TVST Touchstone Common Stock Fund

VanEck Global Resources Fund (1)

Vanguard Balanced

Vanguard Capital Growth

Vanguard Equity Income

Vanguard Equity Index

Vanguard High Yield Bond

Vanguard International

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)

Vanguard Mid-Cap Index

Vanguard Real Estate Index

Vanguard Short Term Investment Grade

Vanguard Small Company Growth

Vanguard Total Bond Market Index

Vanguard Total Stock Market Index

Virtus Duff & Phelps Real Estate Securities Series I

Virtus KAR Small-Cap Growth Series I

Voya Global High Dividend Low Volatility Portfolio – Class S

VY JPMorgan Emerging Markets Equity Portfolio Initial

(1) See Note 1 of the financial statements for the former name of the sub-account

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2021

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
AB VPS Small/Mid Cap Value Portfolio Class A	5,918	$120,040	$138,860	$—	$138,860	4,448
ALPS/Alerian Energy Infrastructure-Class I	98,892	910,993	872,226	—	872,226	83,572
American Century Balanced	14,614	109,166	139,711	—	139,711	4,834
American Century International	19,014	202,810	282,551	—	282,551	13,380
American Century Mid Cap Value	1,159	24,101	28,990	—	28,990	967
American Century Value	44,009	486,553	601,605	—	601,605	20,650
American Funds IS Growth Fund	947	74,349	120,836	—	120,836	2,537
American Funds IS Growth-Income Fund	836	45,797	56,279	—	56,279	1,697
American Funds IS International Fund	703	13,497	15,959	—	15,959	923
American Funds IS New World Fund	385	9,819	12,277	—	12,277	659
Blackrock Capital Appreciation I	3,292	29,871	33,542	—	33,542	690
Blackrock Global Allocation I	12,787	249,721	227,496	—	227,496	11,501
Blackrock High Yield I	16,192	116,821	122,897	483	123,380	7,170
BNY Mellon Appreciation	1,110	41,934	59,629	—	59,629	1,541
BNY Mellon MidCap Stock	8,529	160,234	211,278	—	211,278	5,296
BNY Mellon Stock Index	2,605	134,935	203,211	—	203,211	3,719
BNY Mellon Sustainable U.S. Equity	1,596	59,899	92,682	—	92,682	3,515
BNY Mellon Technology Growth	413	8,537	14,696	—	14,696	556
Columbia Income Opportunities	11,393	94,935	83,514	—	83,514	5,084
Columbia VP Mid Cap Growth Fund - Class 1	3,536	65,553	185,287	—	185,287	4,938
Columbia VP Overseas Core Fund - Class 1	55	684	826	—	826	42
Delaware VIP Emerging Markets	21,176	559,084	600,772	—	600,772	31,446
Delaware VIP Small Cap Value	1,428	51,676	65,054	—	65,054	2,284
DFA VA Global Bond	3,578	37,775	37,353	—	37,353	3,363
DFA VA International Small Portfolio	3,830	41,143	52,316	—	52,316	2,172
DFA VA International Value Portfolio	2,295	22,013	30,639	—	30,639	1,690
DFA VA Short Term Fixed Portfolio	27,625	282,791	281,223	—	281,223	27,677
DFA VA U.S. Large Value Portfolio	19,849	569,838	657,397	—	657,397	20,775
DFA VA U.S. Targeted Value	18,403	436,898	433,756	—	433,756	13,243
DWS Alternative Asset Allocation VIP A	3,255	41,315	49,232	—	49,232	3,876
DWS CROCI International VIP - Class A	162,547	1,179,494	1,254,864	—	1,254,864	58,547
DWS Global Income Builder VIP A	96,746	2,274,106	2,590,854	—	2,590,854	55,441
Eaton Vance VT Floating-Rate Income Fund Advisor Class	506	4,505	4,597	—	4,597	375
Federated Hermes High Income Bond	14,195	88,801	90,705	—	90,705	2,530
Federated Hermes Managed Volatility II	1,489	14,923	19,204	—	19,204	547
Fidelity Contrafund	35,805	1,457,009	1,946,034	—	1,946,034	37,986
Fidelity Energy	9,013	177,147	142,135	—	142,135	13,598
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2021

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
Fidelity Equity-Income	6,182	$131,798	$161,633	$—	$161,633	3,943
Fidelity Financial Services	59,459	716,710	940,643	—	940,643	28,093
Fidelity Government Money Market Portfolio - Initial Class	111,409	111,409	111,409	—	111,409	10,987
Fidelity Government Money Market Portfolio - Service Class II	120,698	120,698	120,698	—	120,698	12,312
Fidelity Growth	4,482	335,514	459,104	—	459,104	12,090
Fidelity Growth & Income	2,075	42,733	54,396	—	54,396	1,607
Fidelity Growth Opportunities	7,220	285,266	572,184	—	572,184	9,106
Fidelity Investment Grade Bond	3,119	39,354	41,648	—	41,648	3,215
Fidelity Mid Cap I	36	1,083	1,464	—	1,464	47
Fidelity Real Estate	265	4,435	6,299	—	6,299	276
Fidelity Strategic Income	6,200	70,782	72,792	—	72,792	5,038
Franklin Income VIP Fund - Class 1	358	5,682	6,251	—	6,251	368
Franklin Income VIP Fund - Class 2	9,779	146,593	163,891	—	163,891	7,069
Franklin Mutual Global Discovery VIP Fund - Class 1	637	11,465	12,950	—	12,950	608
Franklin Mutual Shares VIP Fund - Class 1	24,750	474,310	485,600	—	485,600	21,873
Franklin Mutual Shares VIP Fund - Class 2	6,805	122,980	130,654	—	130,654	4,955
Franklin Rising Dividends VIP Fund - Class 1	15,118	446,123	555,416	—	555,416	15,639
Franklin Small-Mid Cap Growth VIP Fund - Class 2	8,148	144,073	182,443	—	182,443	5,551
Franklin Strategic Income VIP Fund - Class 1	21,371	236,325	227,177	—	227,177	17,052
Franklin U.S. Government Securities VIP Fund - Class 1	4,187	51,663	49,611	—	49,611	4,568
Franklin U.S. Government Securities VIP Fund - Class 2	4,737	57,647	54,803	—	54,803	3,298
Invesco American Franchise Fund I	1,904	122,542	168,783	—	168,783	5,053
Invesco Global Real Estate	10,618	174,645	191,009	—	191,009	7,487
Invesco International Growth I	4,822	171,897	199,692	—	199,692	9,862
Invesco International Growth II	1,878	65,297	76,463	—	76,463	3,839
Janus Henderson Enterprise Portfolio	175	13,947	17,480	—	17,480	407
Janus Henderson Flexible Bond	19,630	232,339	236,529	—	236,529	18,267
Janus Henderson Mid Cap Value Portfolio	5,666	89,127	108,334	—	108,334	4,405
JP Morgan Insurance Trust Mid Cap Value I	24,590	267,073	328,035	—	328,035	8,763
JP Morgan Insurance Trust U.S. Equity I	1,202	32,077	55,123	—	55,123	1,475
LVIP Delaware Smid Cap Core[1]	5,361	118,858	150,709	—	150,709	4,937
Merger VL	2,691	29,267	31,660	—	31,660	2,475
MFS Growth Series	2,731	156,400	216,795	—	216,795	4,263
MFS International Growth Portfolio	527	7,789	8,835	—	8,835	376
MFS International Intrinsic Value Portfolio	18,041	630,733	678,705	—	678,705	22,803
MFS New Discovery Series	755	15,380	17,598	—	17,598	454
MFS Utilities Series	2,609	77,548	99,936	—	99,936	4,186
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2021

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
PIMCO All Asset Institutional Class	32,951	$351,536	$384,216	$—	$384,216	23,346
PIMCO CommodityRealReturn Strat. Institutional Class	2,279	15,626	17,566	—	17,566	2,134
PIMCO Dynamic Bond - Institutional Class	13,186	138,032	136,082	—	136,082	10,999
PIMCO Emerging Markets Bond Institutional Class	12,288	153,185	153,846	—	153,846	11,167
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	21,561	257,410	235,870	—	235,870	22,026
PIMCO Low Duration Institutional Class	8,645	88,006	88,436	—	88,436	8,112
PIMCO Real Return Institutional Class	3,264	41,153	45,671	—	45,671	3,742
PIMCO StocksPLUS Global Portfolio Institutional Class	611	5,310	5,951	—	5,951	257
PIMCO Total Return Institutional Class	68,753	765,778	739,783	—	739,783	57,770
Pioneer Bond VCT Class I	123,419	1,368,554	1,390,932	—	1,390,932	29,202
Pioneer Equity Income VCT Class II	2,601	54,094	50,837	—	50,837	1,510
Pioneer Fund VCT Class I	1,704,614	26,583,699	33,751,356	—	33,751,356	158,395
Pioneer High Yield VCT Class II	2,713	25,219	24,992	—	24,992	1,246
Pioneer Mid Cap Value VCT Class I	91,302	1,751,292	2,107,263	—	2,107,263	34,554
Pioneer Select Mid Cap Growth VCT Class I	533,707	14,957,936	18,626,372	—	18,626,372	97,623
Pioneer Strategic Income VCT Class I	7,395	73,653	77,281	—	77,281	5,509
Pioneer Strategic Income VCT Class II	6,849	70,531	71,430	—	71,430	3,864
Royce Capital Micro-Cap	401	4,316	5,924	—	5,924	259
Royce Capital Small-Cap	3,909	30,246	36,784	—	36,784	1,729
T. Rowe Price All-Cap Opportunities Portfolio[1]	19,438	629,595	751,860	—	751,860	13,942
T. Rowe Price Blue Chip Growth	20,222	662,931	1,074,154	—	1,074,154	21,979
T. Rowe Price Equity Income Portfolio	18,396	505,421	553,188	—	553,188	20,302
T. Rowe Price Health Sciences Portfolio	13,805	626,939	893,481	—	893,481	17,686
T. Rowe Price International Stock Portfolio	17979	277,583	287,847	—	287,847	14,366
Templeton Developing Markets VIP Fund - Class 2	2782	20,730	29,680	—	29,680	1,000
Templeton Global Bond VIP Fund - Class 1	8,707	145,505	120,320	—	120,320	11,512
Templeton Growth VIP Fund - Class 2	4,051	49,160	46,949	—	46,949	2,341
TVST Touchstone Common Stock Fund	5,788	68,110	78,496	—	78,496	2,073
VanEck Global Resources Fund[1]	19,909	519,304	529,760	—	529,760	52,005
Vanguard Balanced	55,482	1,239,385	1,576,232	—	1,576,232	59,675
Vanguard Capital Growth	2,406	92,046	121,929	—	121,929	2,720
Vanguard Equity Income	126,507	2,745,614	3,518,159	—	3,518,159	115,200
Vanguard Equity Index	2,623	118,242	171,770	—	171,770	4,304
Vanguard High Yield Bond	69,154	528,853	557,388	—	557,388	34,507
Vanguard International	10,751	397,484	426,814	—	426,814	13,006
Vanguard Mid-Cap Index	6,679	143,537	196,898	—	196,898	5,463
Vanguard Real Estate Index	47,377	571,187	784,549	—	784,549	31,449
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2021

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
Vanguard Short Term Investment Grade	69,052	$747,270	$744,383	$—	$744,383	62,961
Vanguard Small Company Growth	692	12,145	18,322	—	18,322	505
Vanguard Total Bond Market Index	33,249	418,853	406,296	—	406,296	33,538
Vanguard Total Stock Market Index	11,998	538,285	683,134	—	683,134	17,458
Virtus Duff & Phelps Real Estate Securities Series I	305	6,109	7,705	—	7,705	336
Virtus KAR Small-Cap Growth Series I	1,470	50,441	55,392	—	55,392	1,013
VY JPMorgan Emerging Markets Equity Portfolio Initial	1,231	22,468	28,435	—	28,435	704

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
AB VPS Small/Mid Cap Value Portfolio Class A	$106,557	$1,001	$(779)	$222	$206	$—	$36,547	$36,753	$36,975	$1,651	$(6,323)	$(4,672)	$32,303	$138,860
ALPS/Alerian Energy Infrastructure-Class I	378,098	18,965	(3,476)	15,489	(3,857)	—	138,594	134,737	150,226	485,749	(141,847)	343,902	494,128	872,226
American Century Balanced	238,753	1,429	(2,532)	(1,103)	28,482	11,534	(10,028)	29,988	28,885	2,223	(130,150)	(127,927)	(99,042)	139,711
American Century International	370,141	564	(4,286)	(3,722)	45,262	9,981	(25,998)	29,245	25,523	2,654	(115,767)	(113,113)	(87,590)	282,551
American Century Mid Cap Value	23,671	316	(162)	154	13	—	5,152	5,165	5,319	—	—	—	5,319	28,990
American Century Value	525,647	10,122	(4,047)	6,075	8,688	—	108,037	116,725	122,800	12	(46,854)	(46,842)	75,958	601,605
American Funds IS Capital World Growth and Income Fund[1]	—	—	—	—	—	—	—	—	—	—	—	—	—	—
American Funds IS Growth Fund	99,459	525	(666)	(141)	316	13,869	7,393	21,578	21,437	3,706	(3,766)	(60)	21,377	120,836
American Funds IS Growth-Income Fund	48,948	715	(318)	397	455	511	9,791	10,757	11,154	—	(3,823)	(3,823)	7,331	56,279
American Funds IS International Fund	62,892	472	(345)	127	10,773	—	(9,721)	1,052	1,179	—	(48,112)	(48,112)	(46,933)	15,959
American Funds IS New World Fund	17,481	136	(89)	47	1,953	397	(1,464)	886	933	—	(6,137)	(6,137)	(5,204)	12,277
BlackRock Capital Appreciation I	27,852	—	(186)	(186)	33	6,224	(381)	5,876	5,690	—	—	—	5,690	33,542
BlackRock Global Allocation I	214,546	2,073	(1,348)	725	277	31,379	(19,431)	12,225	12,950	—	—	—	12,950	227,496
BlackRock High Yield I	117,768	5,448	(725)	4,723	20	349	440	809	5,532	2,647	(2,567)	80	5,612	123,380
BNY Mellon Appreciation	48,645	239	(682)	(443)	570	5,049	7,237	12,856	12,413	1,132	(2,561)	(1,429)	10,984	59,629
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
BNY Mellon MidCap Stock	$239,120	$1,689	$(3,033)	$(1,344)	$14,371	$1,709	$38,171	$54,251	$52,907	$2,357	$(83,106)	$(80,749)	$(27,842)	$211,278
BNY Mellon Stock Index	228,018	1,843	(2,833)	(990)	33,658	11,159	10,454	55,271	54,281	1,647	(80,735)	(79,088)	(24,807)	203,211
BNY Mellon Sustainable U.S. Equity	74,091	622	(1,045)	(423)	310	1,829	17,116	19,255	18,832	—	(241)	(241)	18,591	92,682
BNY Mellon Technology Growth	149,871	—	(289)	(289)	82,500	1,811	(73,671)	10,640	10,351	—	(145,526)	(145,526)	(135,175)	14,696
Columbia Income Opportunities	80,400	7,449	(491)	6,958	(155)	—	(3,689)	(3,844)	3,114	—	—	—	3,114	83,514
Columbia VP Mid Cap Growth Fund - Class 1	159,905	—	(1,061)	(1,061)	743	—	25,700	26,443	25,382	—	—	—	25,382	185,287
Columbia VP Overseas Core Fund - Class 1	764	10	(4)	6	5	16	42	63	69	3,177	(3,184)	(7)	62	826
Delaware VIP Emerging Markets	194,888	606	(2,030)	(1,424)	1,969	868	(428)	2,409	985	440,778	(35,879)	404,899	405,884	600,772
Delaware VIP Small Cap Value	48,917	491	(358)	133	13	—	16,238	16,251	16,384	3,706	(3,953)	(247)	16,137	65,054
DFA VA Global Bond	143,291	279	(626)	(347)	(578)	4	423	(151)	(498)	13,523	(118,963)	(105,440)	(105,938)	37,353
DFA VA International Small Portfolio	277,607	1,325	(1,209)	116	51,441	3,574	(15,013)	40,002	40,118	24,434	(289,843)	(265,409)	(225,291)	52,316
DFA VA International Value Portfolio	260,780	1,204	(1,099)	105	31,168	—	14,398	45,566	45,671	13,523	(289,335)	(275,812)	(230,141)	30,639
DFA VA Short Term Fixed Portfolio	821,734	18	(2,875)	(2,857)	(3,086)	—	2,533	(553)	(3,410)	106,642	(643,743)	(537,101)	(540,511)	281,223
DFA VA U.S. Large Value Portfolio	661,562	10,791	(5,534)	5,257	180,810	—	17,778	198,588	203,845	509,353	(717,363)	(208,010)	(4,165)	657,397
DFA VA U.S. Targeted Value	381,974	5,790	(3,639)	2,151	181,464	29,079	(59,252)	151,291	153,442	441,897	(543,557)	(101,660)	51,782	433,756
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
DWS Alternative Asset Allocation VIP A	$43,929	$958	$(283)	$675	$35	$—	$4,593	$4,628	$5,303	$—	$—	$—	$5,303	$49,232
DWS CROCI International VIP - Class A	1,259,907	30,707	(15,993)	14,714	(7,449)	—	89,098	81,649	96,363	3,859	(105,265)	(101,406)	(5,043)	1,254,864
DWS Global Income Builder VIP A	2,565,359	61,518	(32,729)	28,789	21,378	37,206	151,720	210,304	239,093	9,433	(223,031)	(213,598)	25,495	2,590,854
Eaton Vance VT Floating-Rate Income Fund Advisor Class	3,590	136	(26)	110	—	—	20	20	130	4,508	(3,631)	877	1,007	4,597
Federated Hermes High Income Bond	89,261	4,498	(1,139)	3,359	(681)	—	492	(189)	3,170	4,802	(6,528)	(1,726)	1,444	90,705
Federated Hermes Managed Volatility II	16,855	320	(228)	92	235	—	2,527	2,762	2,854	661	(1,166)	(505)	2,349	19,204
Fidelity Contrafund	1,721,391	1,168	(17,749)	(16,581)	333,155	227,604	(42,118)	518,641	502,060	641,278	(918,695)	(277,417)	224,643	1,946,034
Fidelity Energy	92,043	3,210	(753)	2,457	(393)	—	48,028	47,635	50,092	—	—	—	50,092	142,135
Fidelity Equity-Income	135,126	2,927	(1,908)	1,019	1,556	16,956	11,715	30,227	31,246	828	(5,567)	(4,739)	26,507	161,633
Fidelity Financial Services	879,314	16,008	(5,740)	10,268	49,609	21,332	195,288	266,229	276,497	—	(215,168)	(215,168)	61,329	940,643
Fidelity Government Money Market Portfolio - Initial Class	130,425	13	(753)	(740)	—	—	—	—	(740)	720	(18,996)	(18,276)	(19,016)	111,409
Fidelity Government Money Market Portfolio - Service Class II	137,581	14	(1,718)	(1,704)	—	—	—	—	(1,704)	43,829	(59,008)	(15,179)	(16,883)	120,698
Fidelity Growth	533,548	—	(6,619)	(6,619)	89,208	105,067	(81,362)	112,913	106,294	719	(181,457)	(180,738)	(74,444)	459,104
Fidelity Growth & Income	80,076	1,412	(994)	418	14,994	3,254	(414)	17,834	18,252	122	(44,054)	(43,932)	(25,680)	54,396
Fidelity Growth Opportunities	602,436	—	(7,533)	(7,533)	69,081	56,235	(58,864)	66,452	58,919	955	(90,126)	(89,171)	(30,252)	572,184
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
Fidelity Investment Grade Bond	$42,017	$851	$(249)	$602	$23	$1,131	$(2,259)	$(1,105)	$(503)	$2,647	$(2,513)	$134	$(369)	$41,648
Fidelity Mid Cap I	1,320	8	(8)	—	45	219	31	295	295	5,295	(5,446)	(151)	144	1,464
Fidelity Real Estate	4,564	63	(33)	30	32	33	1,670	1,735	1,765	2,647	(2,677)	(30)	1,735	6,299
Fidelity Strategic Income	84,476	2,067	(491)	1,576	643	1,238	(938)	943	2,519	19,244	(33,447)	(14,203)	(11,684)	72,792
Franklin Income VIP Fund - Class 1	7,554	329	(41)	288	60	—	703	763	1,051	—	(2,354)	(2,354)	(1,303)	6,251
Franklin Income VIP Fund - Class 2	146,896	7,370	(1,972)	5,398	1,080	—	15,744	16,824	22,222	1,264	(6,491)	(5,227)	16,995	163,891
Franklin Mutual Global Discovery VIP Fund - Class 1	16,036	349	(86)	263	(51)	—	2,529	2,478	2,741	49,516	(55,343)	(5,827)	(3,086)	12,950
Franklin Mutual Shares VIP Fund - Class 1	334,188	15,806	(2,816)	12,990	(3,475)	—	59,157	55,682	68,672	140,651	(57,911)	82,740	151,412	485,600
Franklin Mutual Shares VIP Fund - Class 2	113,965	3,682	(1,586)	2,096	618	—	17,211	17,829	19,925	1,241	(4,477)	(3,236)	16,689	130,654
Franklin Rising Dividends VIP Fund - Class 1	339,791	5,082	(2,788)	2,294	476	15,386	90,702	106,564	108,858	111,026	(4,259)	106,767	215,625	555,416
Franklin Small-Mid Cap Growth VIP Fund - Class 2	335,453	—	(3,073)	(3,073)	49,950	33,254	(54,577)	28,627	25,554	1,068	(179,632)	(178,564)	(153,010)	182,443
Franklin Strategic Income VIP Fund - Class 1	241,530	8,285	(1,405)	6,880	(2,364)	—	(519)	(2,883)	3,997	2,647	(20,997)	(18,350)	(14,353)	227,177
Franklin U.S. Government Securities VIP Fund - Class 1	47,943	1,296	(295)	1,001	(35)	—	(2,066)	(2,101)	(1,100)	46,339	(43,571)	2,768	1,668	49,611
Franklin U.S. Government Securities VIP Fund - Class 2	77,997	1,893	(853)	1,040	(1,786)	—	(1,384)	(3,170)	(2,130)	1,594	(22,658)	(21,064)	(23,194)	54,803
Invesco American Franchise Fund I	224,809	—	(2,142)	(2,142)	44,193	19,554	(43,362)	20,385	18,243	—	(74,269)	(74,269)	(56,026)	168,783
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
Invesco Global Real Estate	$248,936	$4,950	$(2,088)	$2,862	$5,180	$—	$45,420	$50,600	$53,462	$2,926	$(114,315)	$(111,389)	$(57,927)	$191,009
Invesco International Growth I	189,720	2,544	(1,188)	1,356	237	13,436	(5,057)	8,616	9,972	—	—	—	9,972	199,692
Invesco International Growth II	79,123	846	(980)	(134)	1,507	5,453	(3,501)	3,459	3,325	2,062	(8,047)	(5,985)	(2,660)	76,463
Janus Henderson Enterprise Portfolio	30,391	105	(177)	(72)	4,539	2,761	(2,716)	4,584	4,512	—	(17,423)	(17,423)	(12,911)	17,480
Janus Henderson Flexible Bond	369,471	6,266	(2,062)	4,204	3,940	9,483	(22,637)	(9,214)	(5,010)	—	(127,932)	(127,932)	(132,942)	236,529
Janus Henderson Mid Cap Value Portfolio	94,637	463	(620)	(157)	188	—	17,640	17,828	17,671	1,420	(5,394)	(3,974)	13,697	108,334
JP Morgan Insurance Trust Mid Cap Value I	366,286	3,852	(3,445)	407	20,501	21,216	56,868	98,585	98,992	680	(137,923)	(137,243)	(38,251)	328,035
JP Morgan Insurance Trust U.S. Equity I	45,084	372	(632)	(260)	1,749	2,218	8,620	12,587	12,327	—	(2,288)	(2,288)	10,039	55,123
LVIP Delaware Smid Cap Core[1]	170,239	1,821	(1,130)	691	4,387	13,777	21,293	39,457	40,148	—	(59,678)	(59,678)	(19,530)	150,709
Merger VL	31,510	—	(192)	(192)	27	1,466	(1,151)	342	150	—	—	—	150	31,660
MFS Growth Series	183,775	—	(1,200)	(1,200)	4,359	27,473	10,205	42,037	40,837	2,715	(10,532)	(7,817)	33,020	216,795
MFS International Growth Portfolio	8,135	43	(51)	(8)	6	354	348	708	700	—	—	—	700	8,835
MFS International Intrinsic Value Portfolio	111,011	846	(2,120)	(1,274)	2,864	6,632	24,926	34,422	33,148	598,197	(63,651)	534,546	567,694	678,705
MFS New Discovery Series	17,394	—	(111)	(111)	41	2,870	(2,596)	315	204	—	—	—	204	17,598
MFS Utilities Series	87,012	1,621	(552)	1,069	623	3,158	6,975	10,756	11,825	83,039	(81,940)	1,099	12,924	99,936
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
PIMCO All Asset Institutional Class	$337,900	$41,637	$(2,245)	$39,392	$1,069	$—	$12,677	$13,746	$53,138	$31,007	$(37,829)	$(6,822)	$46,316	$384,216
PIMCO CommodityRealReturn Strat. Institutional Class	13,241	718	(97)	621	(3)	—	3,707	3,704	4,325	—	—	—	4,325	17,566
PIMCO Dynamic Bond - Institutional Class	178,985	3,540	(953)	2,587	273	3,151	(4,370)	(946)	1,641	1,605	(46,149)	(44,544)	(42,903)	136,082
PIMCO Emerging Markets Bond Institutional Class	189,187	8,073	(1,047)	7,026	1,973	—	(13,972)	(11,999)	(4,973)	35,001	(65,369)	(30,368)	(35,341)	153,846
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	255,817	12,578	(1,473)	11,105	(423)	3,767	(25,955)	(22,611)	(11,506)	2,946	(11,387)	(8,441)	(19,947)	235,870
PIMCO Low Duration Institutional Class	128,396	717	(656)	61	626	—	(2,070)	(1,444)	(1,383)	—	(38,577)	(38,577)	(39,960)	88,436
PIMCO Real Return Institutional Class	43,451	2,259	(265)	1,994	26	—	200	226	2,220	—	—	—	2,220	45,671
PIMCO StocksPLUS Global Portfolio Institutional Class	5,009	13	(33)	(20)	1	534	427	962	942	—	—	—	942	5,951
PIMCO Total Return Institutional Class	783,516	14,961	(4,555)	10,406	920	33,072	(57,413)	(23,421)	(13,015)	84,565	(115,283)	(30,718)	(43,733)	739,783
Pioneer Bond VCT Class I	1,463,519	31,385	(17,795)	13,590	2,184	36,179	(64,576)	(26,213)	(12,623)	20,485	(80,449)	(59,964)	(72,587)	1,390,932
Pioneer Equity Income VCT Class II	42,957	577	(588)	(11)	(1,862)	—	11,820	9,958	9,947	135	(2,202)	(2,067)	7,880	50,837
Pioneer Fund VCT Class I	28,606,638	100,559	(397,399)	(296,840)	(254,816)	2,482,364	5,418,165	7,645,713	7,348,873	58,498	(2,262,653)	(2,204,155)	5,144,718	33,751,356
Pioneer High Yield VCT Class II	22,752	1,168	(300)	868	(73)	—	165	92	960	1,635	(355)	1,280	2,240	24,992
Pioneer Mid Cap Value VCT Class I	1,797,639	19,896	(25,783)	(5,887)	38	—	501,388	501,426	495,539	14,863	(200,778)	(185,915)	309,624	2,107,263
Pioneer Select Mid Cap Growth VCT Class I	19,609,952	—	(248,005)	(248,005)	621,940	2,742,085	(1,814,389)	1,549,636	1,301,631	13,612	(2,298,823)	(2,285,211)	(983,580)	18,626,372
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
Pioneer Strategic Income VCT Class I	$76,234	$2,517	$(460)	$2,057	$17	$723	$(1,750)	$(1,010)	$1,047	$—	$—	$—	$1,047	$77,281
Pioneer Strategic Income VCT Class II	73,810	2,169	(893)	1,276	17	681	(1,649)	(951)	325	3,461	(6,166)	(2,705)	(2,380)	71,430
Royce Capital Micro-Cap	4,002	—	(31)	(31)	8	257	967	1,232	1,201	721	—	721	1,922	5,924
Royce Capital Small-Cap	31,315	501	(211)	290	378	—	7,828	8,206	8,496	69,509	(72,536)	(3,027)	5,469	36,784
T. Rowe Price All-Cap Opportunities Portfolio[1]	1,233,246	—	(6,395)	(6,395)	316,440	140,058	(233,743)	222,755	216,360	1,008	(698,754)	(697,746)	(481,386)	751,860
T. Rowe Price Blue Chip Growth	927,816	—	(6,113)	(6,113)	9,759	114,403	38,132	162,294	156,181	2,798	(12,641)	(9,843)	146,338	1,074,154
T. Rowe Price Equity Income Portfolio	453,780	8,147	(3,108)	5,039	1,637	38,448	66,154	106,239	111,278	143,704	(155,574)	(11,870)	99,408	553,188
T. Rowe Price Health Sciences Portfolio	875,281	—	(5,456)	(5,456)	50,857	55,026	9,895	115,778	110,322	46,339	(138,461)	(92,122)	18,200	893,481
T. Rowe Price International Stock Portfolio	317,225	1,747	(1,937)	(190)	3,890	19,304	(20,118)	3,076	2,886	—	(32,264)	(32,264)	(29,378)	287,847
Templeton Developing Markets VIP Fund - Class 1[1]	78,707	452	(207)	245	14,954	838	(13,792)	2,000	2,245	19,952	(100,904)	(80,952)	(78,707)	—
Templeton Developing Markets VIP Fund - Class 2	33,955	296	(426)	(130)	1,125	678	(3,893)	(2,090)	(2,220)	—	(2,055)	(2,055)	(4,275)	29,680
Templeton Foreign VIP Fund - Class 1[1]	48,469	399	(95)	304	(883)	—	2,625	1,742	2,046	19,952	(70,467)	(50,515)	(48,469)	—
Templeton Global Bond VIP Fund - Class 1	121,478	—	(732)	(732)	(160)	—	(5,590)	(5,750)	(6,482)	21,834	(16,510)	5,324	(1,158)	120,320
Templeton Growth VIP Fund - Class 2	46,733	539	(609)	(70)	(98)	—	1,834	1,736	1,666	1,116	(2,566)	(1,450)	216	46,949
TVST Touchstone Bond Fund[1]	42,811	—	(130)	(130)	3,176	—	(3,454)	(278)	(408)	—	(42,403)	(42,403)	(42,811)	—
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
TVST Touchstone Common Stock Fund	$67,449	$407	$(438)	$(31)	$(4,202)	$2,455	$18,827	$17,080	$17,049	$65,235	$(71,237)	$(6,002)	$11,047	$78,496
VanEck Global Resources Fund[1]	295,809	2,244	(2,793)	(549)	(2,574)	—	61,271	58,697	58,148	194,762	(18,959)	175,803	233,951	529,760
Vanguard Balanced	1,946,053	37,571	(10,304)	27,267	79,032	104,265	85,213	268,510	295,777	26,853	(692,451)	(665,598)	(369,821)	1,576,232
Vanguard Capital Growth	126,158	1,332	(819)	513	7,879	9,309	7,356	24,544	25,057	—	(29,286)	(29,286)	(4,229)	121,929
Vanguard Equity Income	2,841,861	60,924	(19,353)	41,571	35,993	56,256	559,119	651,368	692,939	172,173	(188,814)	(16,641)	676,298	3,518,159
Vanguard Equity Index	236,602	2,415	(1,120)	1,295	26,714	7,215	11,897	45,826	47,121	173,474	(285,427)	(111,953)	(64,832)	171,770
Vanguard High Yield Bond	541,128	22,890	(3,291)	19,599	123	—	(3,178)	(3,055)	16,544	4,259	(4,543)	(284)	16,260	557,388
Vanguard International	436,433	1,227	(2,702)	(1,475)	1,001	30,857	(39,664)	(7,806)	(9,281)	—	(338)	(338)	(9,619)	426,814
Vanguard Mid-Cap Index	168,488	1,988	(1,106)	882	1,879	11,863	23,775	37,517	38,399	231,460	(241,449)	(9,989)	28,410	196,898
Vanguard Real Estate Index	651,293	15,245	(4,353)	10,892	12,844	20,173	199,615	232,632	243,524	5,684	(115,952)	(110,268)	133,256	784,549
Vanguard Short Term Investment Grade	1,804,135	16,899	(5,555)	11,344	51,817	4,151	(80,287)	(24,319)	(12,975)	220,024	(1,266,801)	(1,046,777)	(1,059,752)	744,383
Vanguard Small Company Growth	18,186	65	(110)	(45)	572	831	1,012	2,415	2,370	35,547	(37,781)	(2,234)	136	18,322
Vanguard Total Bond Market Index	872,932	17,717	(4,127)	13,590	15,662	7,105	(54,252)	(31,485)	(17,895)	104,422	(553,163)	(448,741)	(466,636)	406,296
Vanguard Total Stock Market Index	634,620	8,478	(3,999)	4,479	30,517	36,381	77,350	144,248	148,727	171,152	(271,365)	(100,213)	48,514	683,134
Virtus Duff & Phelps Real Estate Securities Series I	5,288	68	(62)	6	15	122	2,274	2,411	2,417	—	—	—	2,417	7,705
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
Virtus KAR Small-Cap Growth Series I	$76,392	$—	$(422)	$(422)	$6,936	$8,263	$(10,750)	$4,449	$4,027	$30,699	$(55,726)	$(25,027)	$(21,000)	$55,392
Voya Global High Dividend Low Volatility Portfolio - Class S1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
VY JPMorgan Emerging Markets Equity Portfolio Initial	33,982	—	(418)	(418)	483	2,423	(6,174)	(3,268)	(3,686)	—	(1,861)	(1,861)	(5,547)	28,435
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
AB VPS Small/Mid Cap Value Portfolio Class A	$104,039	$917	$(519)	$398	$(326)	$4,199	$(1,471)	$2,402	$2,800	$—	$(282)	$(282)	$2,518	$106,557
ALPS/Alerian Energy Infrastructure-Class I	520,632	12,720	(2,250)	10,470	(7,298)	—	(136,483)	(143,781)	(133,311)	—	(9,223)	(9,223)	(142,534)	378,098
American Century Balanced	227,757	2,626	(2,799)	(173)	1,141	7,750	15,172	24,063	23,890	1,708	(14,602)	(12,894)	10,996	238,753
American Century International	303,922	1,469	(3,841)	(2,372)	3,719	4,431	67,246	75,396	73,024	1,397	(8,202)	(6,805)	66,219	370,141
American Century Mid Cap Value	29,044	378	(129)	249	(173)	—	106	(67)	182	—	(5,555)	(5,555)	(5,373)	23,671
American Century Value	80,794	3,962	(999)	2,963	498	1,792	(7,125)	(4,835)	(1,872)	452,886	(6,161)	446,725	444,853	525,647
American Funds IS Global Growth and Income Fund[1]	2,707	—	(2)	(2)	232	—	(216)	16	14	—	(2,721)	(2,721)	(2,707)	—
American Funds IS Growth Fund	95,239	429	(484)	(55)	4,667	1,762	28,106	34,535	34,480	2,898	(33,158)	(30,260)	4,220	99,459
American Funds IS Growth-Income Fund	181,236	1,786	(1,471)	315	43,454	7,650	(10,122)	40,982	41,297	166,841	(340,426)	(173,585)	(132,288)	48,948
American Funds IS International Fund	132,320	478	(356)	122	1,975	—	4,569	6,544	6,666	—	(76,094)	(76,094)	(69,428)	62,892
American Funds IS New World Fund	11,668	32	(71)	(39)	7	122	2,723	2,852	2,813	3,000	—	3,000	5,813	17,481
BlackRock Capital Appreciation I	19,744	—	(135)	(135)	(5)	2,402	5,846	8,243	8,108	—	—	—	8,108	27,852
BlackRock Global Allocation I	38,906	2,465	(296)	2,169	5,502	8,487	(5,321)	8,668	10,837	262,558	(97,755)	164,803	175,640	214,546
BlackRock High Yield I	432,473	18,843	(2,097)	16,746	6,587	—	(8,467)	(1,880)	14,866	62,133	(391,704)	(329,571)	(314,705)	117,768
BNY Mellon Appreciation	60,489	329	(534)	(205)	2,754	3,371	3,725	9,850	9,645	1,148	(22,637)	(21,489)	(11,844)	48,645
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
BNY Mellon MidCap Stock	$282,210	$1,851	$(2,729)	$(878)	$(7,828)	$—	$21,728	$13,900	$13,022	$2,673	$(58,785)	$(56,112)	$(43,090)	$239,120
BNY Mellon Stock Index	269,952	2,871	(2,707)	164	5,697	16,418	(1,471)	20,644	20,808	2,235	(64,977)	(62,742)	(41,934)	228,018
BNY Mellon Sustainable U.S. Equity	60,592	675	(788)	(113)	116	733	12,956	13,805	13,692	—	(193)	(193)	13,499	74,091
BNY Mellon Technology Growth	115,164	353	(1,678)	(1,325)	25,447	14,070	34,103	73,620	72,295	—	(37,588)	(37,588)	34,707	149,871
Columbia Income Opportunities	77,089	3,643	(453)	3,190	(413)	—	1,243	830	4,020	—	(709)	(709)	3,311	80,400
Columbia VP Mid Cap Growth Fund - Class 1	118,790	—	(765)	(765)	445	—	41,435	41,880	41,115	—	—	—	41,115	159,905
Columbia VP Overseas Core Fund - Class 1	695	11	(4)	7	—	8	61	69	76	2,484	(2,491)	(7)	69	764
Delaware VIP Emerging Markets	155,848	1,182	(926)	256	(127)	2,739	35,415	38,027	38,283	18,021	(17,264)	757	39,040	194,888
Delaware VIP Small Cap Value	49,949	541	(241)	300	(97)	2,349	(3,697)	(1,445)	(1,145)	2,898	(2,785)	113	(1,032)	48,917
Delaware VIP Smid Cap Core[1]	192,997	760	(884)	(124)	(13,684)	3,246	19,853	9,415	9,291	—	(32,049)	(32,049)	(22,758)	170,239
DFA VA Global Bond	186,687	38	(944)	(906)	(1,222)	—	3,323	2,101	1,195	11,922	(56,513)	(44,591)	(43,396)	143,291
DFA VA International Small Portfolio	257,033	6,416	(1,387)	5,029	(3,574)	3,124	17,512	17,062	22,091	35,364	(36,881)	(1,517)	20,574	277,607
DFA VA International Value Portfolio	246,085	5,623	(1,346)	4,277	(2,328)	—	2,746	418	4,695	36,454	(26,454)	10,000	14,695	260,780
DFA VA Short Term Fixed Portfolio	919,799	4,892	(5,741)	(849)	142	—	787	929	80	212,909	(311,054)	(98,145)	(98,065)	821,734
DFA VA U.S. Large Value Portfolio	650,108	13,232	(3,488)	9,744	5,776	—	(9,453)	(3,677)	6,067	59,894	(54,507)	5,387	11,454	661,562
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
DFA VA U.S. Targeted Value	$280,499	$5,671	$(1,765)	$3,906	$449	$—	$56,526	$56,975	$60,881	$74,891	$(34,297)	$40,594	$101,475	$381,974
DWS Alternative Asset Allocation VIP A	109,715	2,819	(564)	2,255	(848)	—	(1,504)	(2,352)	(97)	—	(65,689)	(65,689)	(65,786)	43,929
DWS CROCI International VIP - Class A	1,369,454	40,135	(14,507)	25,628	(14,426)	—	(8,076)	(22,502)	3,126	5,800	(118,473)	(112,673)	(109,547)	1,259,907
DWS Global Income Builder VIP A	2,815,185	77,826	(30,904)	46,922	21,108	57,314	31,334	109,756	156,678	11,543	(418,047)	(406,504)	(249,826)	2,565,359
Eaton Vance VT Floating-Rate Income Fund Advisor Class	73,032	2,145	(359)	1,786	(2,711)	—	166	(2,545)	(759)	2,957	(71,640)	(68,683)	(69,442)	3,590
Federated Hermes High Income Bond	101,642	5,514	(1,144)	4,370	(2,471)	—	1,558	(913)	3,457	2,872	(18,710)	(15,838)	(12,381)	89,261
Federated Hermes Managed Volatility II	19,139	446	(218)	228	83	—	(477)	(394)	(166)	1,043	(3,161)	(2,118)	(2,284)	16,855
Fidelity Contrafund	1,641,737	4,011	(14,559)	(10,548)	36,829	8,813	362,467	408,109	397,561	58,932	(376,839)	(317,907)	79,654	1,721,391
Fidelity Energy	137,725	2,507	(532)	1,975	(595)	—	(47,062)	(47,657)	(45,682)	—	—	—	(45,682)	92,043
Fidelity Equity-Income	130,413	2,192	(1,496)	696	(113)	5,415	1,109	6,411	7,107	2,145	(4,539)	(2,394)	4,713	135,126
Fidelity Financial Services	877,886	17,918	(4,345)	13,573	(660)	69,690	(81,175)	(12,145)	1,428	—	—	—	1,428	879,314
Fidelity Government Money Market Portfolio - Initial Class	104,425	556	(1,038)	(482)	—	—	—	—	(482)	1,104,187	(1,077,705)	26,482	26,000	130,425
Fidelity Government Money Market Portfolio - Service Class II	149,585	340	(1,958)	(1,618)	—	—	—	—	(1,618)	78,409	(88,795)	(10,386)	(12,004)	137,581
Fidelity Growth	400,051	328	(5,638)	(5,310)	18,255	41,793	110,817	170,865	165,555	717	(32,775)	(32,058)	133,497	533,548
Fidelity Growth & Income	97,536	1,534	(898)	636	2,573	3,613	(1,416)	4,770	5,406	562	(23,428)	(22,866)	(17,460)	80,076
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Fidelity Growth Opportunities	$397,837	$65	$(5,928)	$(5,863)	$48,241	$26,980	$186,454	$261,675	$255,812	$982	$(52,195)	$(51,213)	$204,599	$602,436
Fidelity Investment Grade Bond	212,827	896	(274)	622	8,896	15	(5,380)	3,531	4,153	2,070	(177,033)	(174,963)	(170,810)	42,017
Fidelity Mid Cap I	1,144	7	(7)	—	1	—	246	247	247	4,141	(4,212)	(71)	176	1,320
Fidelity Real Estate	4,819	95	(26)	69	(7)	187	(593)	(413)	(344)	2,070	(1,981)	89	(255)	4,564
Fidelity Strategic Income	175,049	2,645	(671)	1,974	(3,306)	845	1,256	(1,205)	769	49,154	(140,496)	(91,342)	(90,573)	84,476
Franklin Income VIP Fund - Class 1	10,243	483	(48)	435	(242)	7	(400)	(635)	(200)	—	(2,489)	(2,489)	(2,689)	7,554
Franklin Income VIP Fund - Class 2	154,718	8,034	(1,745)	6,289	233	114	(7,989)	(7,642)	(1,353)	3,023	(9,492)	(6,469)	(7,822)	146,896
Franklin Mutual Global Discovery VIP Fund - Class 1	14,386	367	(80)	287	(21)	260	(787)	(548)	(261)	39,365	(37,454)	1,911	1,650	16,036
Franklin Mutual Shares VIP Fund - Class 1	355,236	9,240	(1,786)	7,454	(523)	11,579	(38,078)	(27,022)	(19,568)	—	(1,480)	(1,480)	(21,048)	334,188
Franklin Mutual Shares VIP Fund - Class 2	122,686	2,902	(1,278)	1,624	(165)	4,034	(13,214)	(9,345)	(7,721)	1,238	(2,238)	(1,000)	(8,721)	113,965
Franklin Rising Dividends VIP Fund - Class 1	294,156	4,276	(1,746)	2,530	(77)	14,774	28,462	43,159	45,689	3,313	(3,367)	(54)	45,635	339,791
Franklin Small-Mid Cap Growth VIP Fund - Class 2	258,358	—	(3,531)	(3,531)	1,645	37,726	90,888	130,259	126,728	1,439	(51,072)	(49,633)	77,095	335,453
Franklin Strategic Income VIP Fund - Class 1	240,735	11,701	(1,390)	10,311	(876)	—	(2,080)	(2,956)	7,355	2,070	(8,630)	(6,560)	795	241,530
Franklin U.S. Government Securities VIP Fund - Class 1	46,196	1,722	(283)	1,439	(106)	—	272	166	1,605	36,880	(36,738)	142	1,747	47,943
Franklin U.S. Government Securities VIP Fund - Class 2	81,627	2,729	(994)	1,735	(294)	—	561	267	2,002	2,187	(7,819)	(5,632)	(3,630)	77,997
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Invesco American Franchise Fund I	$201,603	$133	$(2,472)	$(2,339)	$25,170	$13,887	$34,454	$73,511	$71,172	$—	$(47,966)	$(47,966)	$23,206	$224,809
Invesco Global Real Estate	504,695	13,751	(2,617)	11,134	12,730	7,681	(79,374)	(58,963)	(47,829)	3,415	(211,345)	(207,930)	(255,759)	248,936
Invesco International Growth I	167,430	3,919	(960)	2,959	51	3,775	15,505	19,331	22,290	—	—	—	22,290	189,720
Invesco International Growth II	77,532	1,533	(904)	629	1,051	1,671	6,078	8,800	9,429	2,313	(10,151)	(7,838)	1,591	79,123
Janus Henderson Enterprise Portfolio	25,594	28	(176)	(148)	34	1,758	3,153	4,945	4,797	—	—	—	4,797	30,391
Janus Henderson Flexible Bond	343,154	10,427	(2,141)	8,286	394	—	24,593	24,987	33,273	—	(6,956)	(6,956)	26,317	369,471
Janus Henderson Mid Cap Value Portfolio	179,319	1,021	(601)	420	(36,811)	1,611	5,118	(30,082)	(29,662)	—	(55,020)	(55,020)	(84,682)	94,637
JP Morgan Insurance Trust Mid Cap Value I	399,535	4,713	(3,003)	1,710	(2,958)	19,664	(25,547)	(8,841)	(7,131)	680	(26,798)	(26,118)	(33,249)	366,286
JP Morgan Insurance Trust U.S. Equity I	57,494	442	(671)	(229)	12,178	3,566	(4,334)	11,410	11,181	—	(23,591)	(23,591)	(12,410)	45,084
Merger VL	29,521	—	(179)	(179)	13	81	2,074	2,168	1,989	—	—	—	1,989	31,510
MFS Growth Series	147,847	—	(942)	(942)	3,640	10,196	31,455	45,291	44,349	—	(8,421)	(8,421)	35,928	183,775
MFS International Growth Portfolio	7,064	101	(42)	59	(2)	92	922	1,012	1,071	—	—	—	1,071	8,135
MFS International Intrinsic Value Portfolio	164,521	962	(658)	304	(9,425)	1,939	10,448	2,962	3,266	45,685	(102,461)	(56,776)	(53,510)	111,011
MFS New Discovery Series	11,995	—	(77)	(77)	15	1,234	4,227	5,476	5,399	—	—	—	5,399	17,394
MFS Utilities Series	81,626	1,964	(469)	1,495	457	2,048	817	3,322	4,817	62,736	(62,167)	569	5,386	87,012
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
PIMCO All Asset Institutional Class	$725,915	$22,480	$(2,768)	$19,712	$(24,034)	$—	$(2,970)	$(27,004)	$(7,292)	$50,511	$(431,234)	$(380,723)	$(388,015)	$337,900
PIMCO CommodityRealReturn Strat. Institutional Class	13,685	779	(71)	708	(218)	—	(423)	(641)	67	—	(511)	(511)	(444)	13,241
PIMCO Dynamic Bond - Institutional Class	192,366	5,110	(1,049)	4,061	(96)	—	3,456	3,360	7,421	—	(20,802)	(20,802)	(13,381)	178,985
PIMCO Emerging Markets Bond Institutional Class	444,675	13,579	(1,721)	11,858	(1,561)	—	(10,482)	(12,043)	(185)	42,338	(297,641)	(255,303)	(255,488)	189,187
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	234,078	6,202	(1,420)	4,782	(142)	—	17,826	17,684	22,466	—	(727)	(727)	21,739	255,817
PIMCO Low Duration Institutional Class	105,658	1,587	(722)	865	15	—	1,986	2,001	2,866	25,130	(5,258)	19,872	22,738	128,396
PIMCO Real Return Institutional Class	37,829	631	(240)	391	67	—	3,798	3,865	4,256	2,000	(634)	1,366	5,622	43,451
PIMCO StocksPLUS Global Portfolio Institutional Class	4,441	55	(25)	30	(3)	398	143	538	568	—	—	—	568	5,009
PIMCO Total Return Institutional Class	500,949	13,464	(3,624)	9,840	9,066	5,279	18,890	33,235	43,075	524,806	(285,314)	239,492	282,567	783,516
Pioneer Bond VCT Class I	1,615,137	46,310	(19,081)	27,229	(5,951)	—	83,595	77,644	104,873	17,404	(273,895)	(256,491)	(151,618)	1,463,519
Pioneer Equity Income VCT Class II	45,312	944	(492)	452	(3,227)	1,544	505	(1,178)	(726)	1,551	(3,180)	(1,629)	(2,355)	42,957
Pioneer Fund VCT Class I	25,593,760	195,797	(319,413)	(123,616)	(1,253,101)	2,151,842	4,677,817	5,576,558	5,452,942	50,737	(2,490,801)	(2,440,064)	3,012,878	28,606,638
Pioneer High Yield VCT Class II	22,509	1,085	(263)	822	(110)	—	(496)	(606)	216	544	(517)	27	243	22,752
Pioneer Mid Cap Value VCT Class I	2,090,266	21,265	(21,617)	(352)	(53,722)	56,660	(11,940)	(9,002)	(9,354)	12,555	(295,828)	(283,273)	(292,627)	1,797,639
Pioneer Select Mid Cap Growth VCT Class I	16,876,839	—	(205,958)	(205,958)	426,984	1,182,145	4,245,276	5,854,405	5,648,447	45,281	(2,960,615)	(2,915,334)	2,733,113	19,609,952
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Pioneer Strategic Income VCT Class I	$75,814	$2,538	$(433)	$2,105	$121	$225	$2,532	$2,878	$4,983	$—	$(4,563)	$(4,563)	$420	$76,234
Pioneer Strategic Income VCT Class II	102,881	2,859	(1,094)	1,765	(1,027)	288	3,524	2,785	4,550	2,363	(35,984)	(33,621)	(29,071)	73,810
Royce Capital Micro-Cap	2,438	—	(16)	(16)	2	50	809	861	845	720	(1)	719	1,564	4,002
Royce Capital Small-Cap	29,752	279	(154)	125	(312)	508	(1,587)	(1,391)	(1,266)	55,321	(52,492)	2,829	1,563	31,315
T. Rowe Price Blue Chip Growth	738,828	—	(4,810)	(4,810)	89,951	28,904	126,844	245,699	240,889	140,000	(191,901)	(51,901)	188,988	927,816
T. Rowe Price Equity Income Portfolio	537,391	10,623	(2,740)	7,883	(15,994)	9,608	(8,271)	(14,657)	(6,774)	98,813	(175,650)	(76,837)	(83,611)	453,780
T. Rowe Price Health Sciences Portfolio	862,191	—	(4,882)	(4,882)	61,046	48,271	101,413	210,730	205,848	36,880	(229,638)	(192,758)	13,090	875,281
T. Rowe Price International Stock Portfolio	283,999	1,598	(1,612)	(14)	(58)	12,427	26,031	38,400	38,386	—	(5,160)	(5,160)	33,226	317,225
T. Rowe Price New America Growth Portfolio[1]	985,374	—	(6,049)	(6,049)	(575)	181,862	172,712	353,999	347,950	1,008	(101,086)	(100,078)	247,872	1,233,246
Templeton Developing Markets VIP Fund - Class 1[1]	225,845	4,798	(697)	4,101	41,347	2,826	(39,087)	5,086	9,187	36,878	(193,203)	(156,325)	(147,138)	78,707
Templeton Developing Markets VIP Fund - Class 2	151,155	2,098	(907)	1,191	17,933	1,317	(34,846)	(15,596)	(14,405)	586	(103,381)	(102,795)	(117,200)	33,955
Templeton Foreign VIP Fund - Class 1[1]	48,523	1,524	(251)	1,273	(151)	—	(472)	(623)	650	35,878	(36,582)	(704)	(54)	48,469
Templeton Global Bond VIP Fund - Class 1	153,363	10,386	(759)	9,627	(1,229)	—	(15,958)	(17,187)	(7,560)	17,088	(41,413)	(24,325)	(31,885)	121,478
Templeton Growth VIP Fund - Class 2	43,936	1,221	(504)	717	(592)	—	2,087	1,495	2,212	2,071	(1,486)	585	2,797	46,733
TVST Touchstone Bond Fund[1]	39,255	712	(245)	467	7	—	3,082	3,089	3,556	—	—	—	3,556	42,811
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
TVST Touchstone Common Stock Fund	$54,543	$362	$(335)	$27	$(354)	$1,849	$11,085	$12,580	$12,607	$51,059	$(50,760)	$299	$12,906	$67,449
VanEck VIP Global Hard Assets[1]	249,951	2,090	(1,334)	756	(1,127)	—	46,329	45,202	45,958	—	(100)	(100)	45,858	295,809
Vanguard Balanced	665,981	25,046	(8,064)	16,982	(2,918)	30,544	192,920	220,546	237,528	1,239,310	(196,766)	1,042,544	1,280,072	1,946,053
Vanguard Capital Growth	83,188	1,163	(528)	635	1,318	2,475	12,759	16,552	17,187	39,918	(14,135)	25,783	42,970	126,158
Vanguard Equity Income	2,991,374	73,888	(15,374)	58,514	7,495	92,220	(110,815)	(11,100)	47,414	108,817	(305,744)	(196,927)	(149,513)	2,841,861
Vanguard Equity Index	387,153	4,713	(1,695)	3,018	49,098	5,528	(6,793)	47,833	50,851	298,533	(499,935)	(201,402)	(150,551)	236,602
Vanguard High Yield Bond	736,050	29,107	(3,227)	25,880	1,550	—	(9,184)	(7,634)	18,246	175,443	(388,611)	(213,168)	(194,922)	541,128
Vanguard International	120,023	934	(769)	165	6,026	1,706	65,537	73,269	73,434	362,383	(119,407)	242,976	316,410	436,433
Vanguard Mid-Cap Index	169,499	2,577	(994)	1,583	354	9,650	19,830	29,834	31,417	181,141	(213,569)	(32,428)	(1,011)	168,488
Vanguard Real Estate Index	823,494	17,970	(4,142)	13,828	(6,031)	11,301	(64,140)	(58,870)	(45,042)	79,333	(206,492)	(127,159)	(172,201)	651,293
Vanguard Short Term Investment Grade	3,204,418	72,413	(15,218)	57,195	53,100	—	5,790	58,890	116,085	563,408	(2,079,776)	(1,516,368)	(1,400,283)	1,804,135
Vanguard Small Company Growth	99,930	227	(142)	85	(12,451)	3,283	8,901	(267)	(182)	24,703	(106,265)	(81,562)	(81,744)	18,186
Vanguard Total Bond Market Index	592,974	18,824	(4,332)	14,492	24,274	—	7,068	31,342	45,834	559,027	(324,903)	234,124	279,958	872,932
Vanguard Total Stock Market Index	450,007	4,099	(1,725)	2,374	33,309	7,907	19,758	60,974	63,348	510,263	(388,998)	121,265	184,613	634,620
Virtus Duff & Phelps Real Estate Securities Series I	5,380	63	(29)	34	6	96	(228)	(126)	(92)	—	—	—	(92)	5,288
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Virtus KAR Small-Cap Growth Series I	$54,444	$—	$(359)	$(359)	$68	$8,451	$15,199	$23,718	$23,359	$24,028	$(25,439)	$(1,411)	$21,948	$76,392
Voya Global High Dividend Low Volatility Portfolio - Class S1	751	13	(10)	3	52	—	(123)	(71)	(68)	—	(683)	(683)	(751)	—
VY JPMorgan Emerging Markets Equity Portfolio Initial	27,193	167	(343)	(176)	552	1,816	6,437	8,805	8,629	—	(1,840)	(1,840)	6,789	33,982
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Notes to Financial Statements
1.ORGANIZATION
Symetra Resource Variable Account B (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.
Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's and Symetra Financial Corporation's other business activities.
The Statements of Operations and Changes in Net Assets are reported for the years ended December 31, 2020 and December 31, 2021 for the following sub-accounts, except as noted in the footnotes 7, 8, and 9 to the table below.
Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
AllianceBernstein Variable Products Fund Series, Inc.
AB Small Cap Growth Class A8	AB VPS Small Cap Growth Portfolio — Class A
AB VPS Small/Mid Cap Value Portfolio Class A	AB VPS Small/Mid Cap Value Portfolio — Class A

Alps
ALPS/Alerian Energy Infrastructure-Class I	ALPS/Alerian Energy Infrastructure Portfolio — Class I

American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century International	VP International Fund
American Century Mid Cap Value	VP Mid Cap Value Fund
American Century Ultra II8	VP Ultra Class II Fund
American Century Value	VP Value Fund

American Funds Insurance Series
American Funds IS Capital World Growth and Income Fund[2,9]	American Funds Insurance Series Capital World Growth and Income Fund
American Funds IS Growth Fund	American Funds Insurance Series Growth Fund
American Funds IS Growth-Income Fund	American Funds Insurance Series Growth-Income Fund
American Funds IS International Fund	American Funds Insurance Series International Fund
American Funds IS New World Fund	American Funds Insurance Series New World Fund

Blackrock Variable Series Fund, Inc.
BlackRock Capital Appreciation I	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Global Allocation I	BlackRock Global Allocation V.I. Fund Class I
BlackRock High Yield I	BlackRock High Yield V.I. Fund Class I

BNY Mellon Variable Investment Fund
BNY Mellon Appreciation	BNY Mellon VIF Appreciation Portfolio — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon MidCap Stock	BNY Mellon IP MidCap Stock Portfolio — Initial Shares

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
BNY Mellon Stock Index Fund, Inc.
BNY Mellon Stock Index	BNY Mellon Stock Index Fund, Inc. — Service Shares

BNY Mellon Sustainable U.S. Equity Fund, Inc.
BNY Mellon Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Fund, Inc. — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon Technology Growth	BNY Mellon IP Technology Growth Portfolio — Initial Shares

Calvert Variable Products, Inc.
Calvert EAFE International Index[8]	Calvert VP EAFE International Index Portfolio — Class I
Calvert Russell 2000 Small Cap Index[8]	Calvert VP Russell 2000 Small Cap Index Portfolio — Class I

Columbia Funds Variable Insurance Trust
Columbia Income Opportunities	Columbia VP Income Opportunities Fund — Class I
Columbia Small Cap Value[8]	Columbia VP Small Cap Value Fund — Class I
Columbia VP Mid Cap Growth Fund - Class 1	Columbia VP Mid Cap Growth Fund — Class 1
Columbia VP Overseas Core Fund - Class 1	Columbia VP Overseas Core Fund - Class 1

Delaware VIP Trust
Delaware VIP Emerging Markets	Delaware VIP Emerging Markets Series, Standard Class
Delaware VIP Small Cap Value	Delaware VIP Small Cap Value Series, Standard Class

Dimensional Fund Advisors
DFA VA Global Bond	V.A. Global Bond Portfolio
DFA VA International Small Portfolio	V.A. International Small Portfolio
DFA VA International Value Portfolio	V.A. International Value Portfolio
DFA VA Short Term Fixed Portfolio	V.A. Short Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio	V.A. U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	V.A. U.S. Targeted Value

DWS Variable Series I and II
DWS Alternative Asset Allocation VIP A	DWS Alternative Asset Allocation VIP — Class A Shares
DWS CROCI International VIP - Class A	DWS CROCI International VIP — Class A Shares
DWS Global Income Builder VIP A	DWS Global Income Builder VIP — Class A Shares

Eaton Vance
Eaton Vance VT Floating-Rate Income Fund Advisor Class	Eaton Vance VT Floating-Rate Income Fund Advisor Share Class

Federated Insurance Series
Federated Hermes High Income Bond	Federated Hermes High Income Bond
Federated Hermes Managed Volatility II	Federated Hermes Managed Volatility Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class
Fidelity Energy	VIP Energy Portfolio — Initial Class

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Financial Services	VIP Financial Services Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Initial Class	VIP Government Money Market Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Service Class II	VIP Government Money Market Portfolio — Service Class II
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class
Fidelity Mid Cap I	VIP Mid Cap Portfolio — Initial Class
Fidelity Real Estate	VIP Real Estate Portfolio — Initial Class
Fidelity Strategic Income	VIP Strategic Income Portfolio — Initial Class
Fidelity Technology[8]	VIP Technology Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund - Class 1	Franklin Income VIP Fund - Class 1
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2
Franklin Mutual Global Discovery VIP Fund - Class 1	Franklin Mutual Global Discovery VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1	Franklin Mutual Shares VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2
Franklin Rising Dividends VIP Fund - Class 1	Franklin Rising Dividends VIP Fund - Class 1
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 1	Franklin Strategic Income VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1	Franklin U.S. Government Securities VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Invesco Variable Insurance Funds, Inc
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund - Series I
Invesco Balanced-Risk Allocation I8	Invesco V.I. Balanced-Risk Allocation Fund - Series I
Invesco Comstock[8]	Invesco V.I. Comstock - Series I
Invesco Core Equity[8]	Invesco V.I. Core Equity Fund - Series I
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund - Series I
Invesco International Growth I	Invesco V.I. International Growth Fund - Series I
Invesco International Growth II	Invesco V.I. International Growth Fund - Series II
Invesco Main Street Mid Cap[3,8]	Invesco V.I. Main Street Mid Cap Fund - Series I
Invesco Discovery Mid Cap Growth Fund II4,8	Invesco Discovery Mid Cap Growth Fund - Series II
Invesco Small Cap Equity I8	Invesco V.I. Small Cap Equity Fund - Series I

Janus Aspen Series
Janus Henderson Enterprise Portfolio	Janus Henderson Enterprise Portfolio — Institutional Shares
Janus Henderson Flexible Bond	Janus Henderson Flexible Bond Portfolio — Institutional Shares
Janus Henderson Mid Cap Value Portfolio	Janus Henderson Mid Cap Value Portfolio — Institutional Shares
Janus Henderson Overseas Portfolio[8]	Janus Henderson Overseas Portfolio — Institutional Shares

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
JP Morgan Insurance Trust
JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio
JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio

Lincoln Investment Advisors
LVIP Delaware SMID Cap Core[1]	LVIP Delaware VIP SMID Cap Core Fund, Standard Class

Merger Fund VL
Merger VL	The Merger Fund VL

MFS Variable Insurance Trust
MFS Growth Series	MFS Growth Series — Initial Class
MFS New Discovery Series	MFS New Discovery Series — Initial Class
MFS Utilities Series	MFS Utilities Series — Initial Class

MFS Variable Insurance Trust II
MFS Government Securities Portfolio[8]	MFS Government Securities Portfolio — Initial Class
MFS International Growth Portfolio	MFS International Growth Portfolio — Initial Class
MFS International Intrinsic Value Portfolio	MFS International Intrinsic Value Portfolio — Initial Class

PIMCO Variable Insurance Trust
PIMCO All Asset Institutional Class	PIMCO All Asset Portfolio — Institutional Class
PIMCO CommodityRealReturn Strat. Institutional Class	PIMCO CommodityRealReturn® Strategy Portfolio — Institutional Class
PIMCO Dynamic Bond - Institutional Class	PIMCO Dynamic Bond Portfolio— Institutional Class
PIMCO Emerging Markets Bond Institutional Class	PIMCO Emerging Markets Bond Portfolio — Institutional Class
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	PIMCO Global Bond Opportunities Portfolio (Unhedged) — Institutional Class
PIMCO Global Managed Asset Portfolio - Institutional Class Shares[8]	PIMCO Global Managed Asset Portfolio — Institutional Class Shares
PIMCO International Bond (Unhedged) Institutional Class[8]	PIMCO International Bond Portfolio (Unhedged) — Institutional Class
PIMCO Long-Term U.S. Govt. Institutional Class[8]	PIMCO Long-Term U.S. Government PortfolioTM — Institutional Class
PIMCO Low Duration Institutional Class	PIMCO Low Duration Portfolio — Institutional Class
PIMCO Real Return Institutional Class	PIMCO Real Return Portfolio — Institutional Class
PIMCO StocksPLUS Global Portfolio Institutional Class	PIMCO StocksPLUS Global Portfolio — Institutional Class
PIMCO Total Return Institutional Class	PIMCO Total Return Portfolio — Institutional Class

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Pioneer Variable Contracts Trust
Pioneer Strategic Income VCT Class I	Pioneer Strategic Income VCT Portfolio — Class I
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Royce Capital Fund
Royce Capital Micro-Cap	Royce Capital Fund Micro-Cap Portfolio Investment Class
Royce Capital Small-Cap	Royce Capital Fund Small-Cap Portfolio Investment Class

T. Rowe Price Variable Insurance Portfolios
T. Rowe Price All-Cap Opportunities Portfolio[5]	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth	T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio
T. Rowe Price International Stock Portfolio	T. Rowe Price International Stock Portfolio

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 1[7]	Templeton Developing Markets VIP Fund - Class 1
Templeton Developing Markets VIP Fund - Class 2	Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 1[7]	Templeton Foreign VIP Fund - Class 1
Templeton Global Bond VIP Fund - Class 1	Templeton Global Bond VIP Fund - Class 1
Templeton Growth VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2

Touchstone Investments
TVST Touchstone Bond Fund[7]	TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund	TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund[8]	TVST Touchstone Small Company Fund

VanEck Variable Insurance Products Trust
VanEck Global Resources Fund[6]	VanEck VIP Global Resources Fund — Initial Class

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio
Vanguard Equity Income	Vanguard VIF — Equity Income Portfolio
Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard Real Estate Index	Vanguard VIF — Real Estate Index Portfolio
Vanguard Short Term Investment Grade	Vanguard VIF — Short Term Investment Grade Portfolio
Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Stock Market Index

Virtus Variable Insurance Trust
Virtus Duff & Phelps Real Estate Securities Series I	Virtus Duff & Phelps Real Estate Securities Series Class I

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Virtus Variable Insurance Trust
Virtus KAR Small-Cap Growth Series I	Virtus KAR Small-Cap Growth Series Class I
Virtus Newfleet Multi-Sector Intermediate Bond Series I8	Virtus Newfleet Multi-Sector Intermediate Bond Series Class I
Virtus SGA International Series I8	Virtus SGA International Series Class I

Voya VP Natural Resource Trust
Voya Global High Dividend Low Volatility Portfolio - Class S9	Voya Global High Dividend Low Volatility Portfolio - Class S

Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial	VY JPMorgan Emerging Markets Equity Portfolio Class I

1 LVIP Delaware SMID Cap Core was known as Delaware VIP SMID Cap Core prior to April 30, 2021.
2 American Funds IS Capital World Growth and Income Fund was known as American Funds IS Global Growth and Income Fund prior to April 30, 2021.
3 Invesco Main Street Mid Cap Fund was known as Invesco Mid Cap Core Fund prior to April 30, 2021.
4 Invesco Discovery Mid Cap Growth Fund II was known as Invesco Oppenheimer Discovery Mid Cap Growth Fund II prior to April 30, 2021.
5 T. Rowe Price All-Cap Opportunities Portfolio was known as T. Rowe Price New America Growth Portfolio prior to April 30, 2021.
6 VanEck Global Resources Fund was known as VanEck VIP Global Hard Assets Fund prior to April 30, 2021.
7 There was activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2021.
8 There was no activity in the current year and the prior year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2021.
9 There was activity in the prior year and no activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2021.

Symetra Resource Variable Account B
Notes to Financial Statements

2.	SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).
INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.
The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").
The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.
INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.
DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.
FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.EXPENSES AND RELATED PARTY TRANSACTIONS
Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge for the Resource Variable Account B Annuity is on an annual basis, equal to a rate of 1.25 percent of the average daily net assets of the Separate Account. This charge for the Symetra True Variable Annuity is on an annual basis, equal to the rate of 0.60 percent of the average daily net assets of the Separate Account. The charges are included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.
SUB-ACCOUNT FUND FACILITATION FEE: At this time Symetra Life does not assess a sub-account fund facilitation fee for the Symetra True Variable Annuity. However, if we choose to impose this fee, the sub-account fund facilitation fee may be charged to owners invested in any sub-account offered under the contract. Symetra Life will notify contract holder in writing if we choose to impose this fee and the fee will be applied to all new and existing contracts. The maximum amount charged is on an annual basis, equal to a rate of 0.15 percent of the average daily net assets. This charge, if assessed, would be included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.
WEALTH TRANSFER BENEFIT CHARGE ("WTB"): If the owner elects this rider for the Symetra True Variable Annuity, Symetra Life may deduct an additional charge on the first business day of each contract month. The charge is deducted pro-rata from owner contract value invested in the standard sub-accounts. The ("WTB") charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products and may vary by contract year and other factors as described in the product prospectus.
SHORT TERM REDEMPTION FEES: Certain sub-accounts invest in Mutual Funds that impose a short term redemption fee. Those Mutual Funds are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An owner who chooses to redeem Accumulation Units of a sub-account invested in any of these Mutual Funds will be subject to a 1.00 percent short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last.

Symetra Resource Variable Account B
Notes to Financial Statements

3.	EXPENSES AND RELATED PARTY TRANSACTIONS (continued)
Redemption fees will be incurred when owner withdraws contract value invested in one of the sub-accounts or owner transfers contract value out of one of these sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the sub-accounts. The redemption fee will not apply to deductions from owner contract value to pay the mortality and expense risk charge or other charges under the contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Mutual Funds or Symetra Life designates as exempt. The redemption fee charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.
Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charge in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.
A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Resource Variable Account B. A transfer charge of $25 for the Symetra True Variable Annuity will be assessed for transfers exceeding 25 every contract year. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.

4.INVESTMENT TRANSACTIONS
The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2021.

Sub-Account	Purchases	Proceeds From Sales
AB VPS Small/Mid Cap Value Portfolio Class A	$1,001	$5,451
ALPS/Alerian Energy Infrastructure-Class I	504,685	145,295
American Century Balanced	14,740	132,236
American Century International	12,206	119,061
American Century Mid Cap Value	316	162
American Century Value	10,130	50,899
American Funds IS Growth Fund	14,405	740
American Funds IS Growth-Income Fund	1,226	4,139
American Funds IS International Fund	472	48,456
American Funds IS New World Fund	533	6,227
BlackRock Capital Appreciation I	6,224	187
BlackRock Global Allocation I	33,452	1,348
BlackRock High Yield I	5,885	714
BNY Mellon Appreciation	6,120	2,944
BNY Mellon MidCap Stock	4,804	85,186
BNY Mellon Stock Index	13,564	82,483
BNY Mellon Sustainable U.S. Equity	2,452	1,286
BNY Mellon Technology Growth	1,811	145,814
Columbia Income Opportunities	7,449	491
Columbia VP Mid Cap Growth Fund - Class 1	—	1,061
Columbia VP Overseas Core Fund - Class 1	49	35
Delaware VIP Emerging Markets	416,854	12,512
Delaware VIP Small Cap Value	510	624
DFA VA Global Bond	4,849	110,632
DFA VA International Small Portfolio	6,695	268,412
DFA VA International Value Portfolio	1,204	276,912
DFA VA Short Term Fixed Portfolio	12,242	552,200
DFA VA U.S. Large Value Portfolio	510,779	713,532

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
DFA VA U.S. Targeted Value	$471,932	$542,365
DWS Alternative Asset Allocation VIP A	958	283
DWS CROCI International VIP - Class A	32,441	119,132
DWS Global Income Builder VIP A	101,170	248,772
Eaton Vance VT Floating-Rate Income Fund Advisor Class	1,015	26
Federated Hermes High Income Bond	9,288	7,654
Federated Hermes Managed Volatility II	979	1,391
Fidelity Contrafund	794,922	861,316
Fidelity Energy	3,210	753
Fidelity Equity-Income	19,952	6,716
Fidelity Financial Services	37,340	220,909
Fidelity Government Money Market Portfolio - Initial Class	685	19,701
Fidelity Government Money Market Portfolio - Service Class II	43,626	60,509
Fidelity Growth	105,339	187,629
Fidelity Growth & Income	4,705	44,966
Fidelity Growth Opportunities	56,588	97,057
Fidelity Investment Grade Bond	2,111	245
Fidelity Mid Cap I	241	172
Fidelity Real Estate	153	120
Fidelity Strategic Income	6,573	17,962
Franklin Income VIP Fund - Class 1	329	2,394
Franklin Income VIP Fund - Class 2	8,233	8,065
Franklin Mutual Global Discovery VIP Fund - Class 1	436	5,999
Franklin Mutual Shares VIP Fund - Class 1	155,183	59,454
Franklin Mutual Shares VIP Fund - Class 2	4,804	5,945
Franklin Rising Dividends VIP Fund - Class 1	127,250	2,801
Franklin Small-Mid Cap Growth VIP Fund - Class 2	33,881	182,262
Franklin Strategic Income VIP Fund - Class 1	8,364	19,835
Franklin U.S. Government Securities VIP Fund - Class 1	4,059	290
Franklin U.S. Government Securities VIP Fund - Class 2	3,449	23,474
Invesco American Franchise Fund I	19,554	76,409
Invesco Global Real Estate	5,984	114,509
Invesco International Growth I	15,980	1,188
Invesco International Growth II	8,181	8,848
Janus Henderson Enterprise Portfolio	2,866	17,599
Janus Henderson Flexible Bond	15,750	129,993
Janus Henderson Mid Cap Value Portfolio	463	4,595
JP Morgan Insurance Trust Mid Cap Value I	25,579	141,199
JP Morgan Insurance Trust U.S. Equity I	2,590	2,920
LVIP Delaware Smid Cap Core[1]	15,599	60,809
Merger VL	1,466	192
MFS Growth Series	27,473	9,017
MFS International Growth Portfolio	398	51
MFS International Intrinsic Value Portfolio	550,882	10,977
MFS New Discovery Series	2,870	111
MFS Utilities Series	7,981	2,654
PIMCO All Asset Institutional Class	42,240	9,671
PIMCO CommodityRealReturn Strat. Institutional Class	718	97
PIMCO Dynamic Bond - Institutional Class	6,690	45,497
PIMCO Emerging Markets Bond Institutional Class	10,056	33,397
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	16,345	9,915
PIMCO Low Duration Institutional Class	717	39,233

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
PIMCO Real Return Institutional Class	$2,259	$266
PIMCO StocksPLUS Global Portfolio Institutional Class	546	33
PIMCO Total Return Institutional Class	56,038	43,279
Pioneer Bond VCT Class I	84,650	94,845
Pioneer Equity Income VCT Class II	706	2,785
Pioneer Fund VCT Class I	2,604,112	2,622,744
Pioneer High Yield VCT Class II	2,801	653
Pioneer Mid Cap Value VCT Class I	34,339	226,144
Pioneer Select Mid Cap Growth VCT Class I	2,742,085	2,533,217
Pioneer Strategic Income VCT Class I	3,241	460
Pioneer Strategic Income VCT Class II	6,290	7,038
Royce Capital Micro-Cap	975	29
Royce Capital Small-Cap	1,836	4,571
T. Rowe Price All-Cap Opportunities Portfolio[1]	140,645	704,729
T. Rowe Price Blue Chip Growth	114,402	15,956
T. Rowe Price Equity Income Portfolio	48,250	16,635
T. Rowe Price Health Sciences Portfolio	55,712	98,263
T. Rowe Price International Stock Portfolio	21,052	34,202
Templeton Developing Markets VIP Fund - Class 1[1]	1,290	81,157
Templeton Developing Markets VIP Fund - Class 2	974	2,482
Templeton Foreign VIP Fund - Class 1[1]	1,063	51,274
Templeton Global Bond VIP Fund - Class 1	5,309	716
Templeton Growth VIP Fund - Class 2	1,604	3,123
TVST Touchstone Bond Fund[1]	—	42,532
TVST Touchstone Common Stock Fund	2,862	6,439
VanEck Global Resources Fund[1]	196,413	21,159
Vanguard Balanced	141,951	676,018
Vanguard Capital Growth	10,641	30,105
Vanguard Equity Income	247,356	166,169
Vanguard Equity Index	9,631	113,073
Vanguard High Yield Bond	22,890	3,574
Vanguard International	32,084	3,041
Vanguard Mid-Cap Index	13,851	11,096
Vanguard Real Estate Index	35,418	114,621
Vanguard Short Term Investment Grade	140,331	1,171,612
Vanguard Small Company Growth	1,248	2,696
Vanguard Total Bond Market Index	37,399	465,445
Vanguard Total Stock Market Index	49,789	109,140
Virtus Duff & Phelps Real Estate Securities Series I	191	62
Virtus KAR Small-Cap Growth Series I	8,263	25,449
VY JPMorgan Emerging Markets Equity Portfolio Initial	2,423	2,281
    1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements
5.CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units Outstanding for the years ended December 31, 2021 and 2020 were as follow:

	2021			2020
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
AB VPS Small/Mid Cap Value Portfolio Class A	57	(222)	(165)	—	(15)	(15)
ALPS/Alerian Energy Infrastructure-Class I	46,594	(12,808)	33,786	—	(1,420)	(1,420)
American Century Balanced	82	(4,693)	(4,611)	74	(642)	(568)
American Century International	130	(5,575)	(5,445)	88	(479)	(391)
American Century Mid Cap Value	—	—	—	—	(227)	(227)
American Century Value	—	(1,694)	(1,694)	19,887	(229)	19,658
American Funds IS Capital World Growth and Income Fund[1]	—	—	—	—	(141)	(141)
American Funds IS Growth Fund	88	(89)	(1)	106	(1,251)	(1,145)
American Funds IS Growth-Income Fund	—	(128)	(128)	7,255	(13,077)	(5,822)
American Funds IS International Fund	—	(2,647)	(2,647)	—	(4,962)	(4,962)
American Funds IS New World Fund	—	(322)	(322)	175	—	175
BlackRock Global Allocation I	—	—	—	14,541	(5,548)	8,993
BlackRock High Yield I	158	(153)	5	3,847	(24,744)	(20,897)
BNY Mellon Appreciation	33	(70)	(37)	45	(864)	(819)
BNY Mellon MidCap Stock	65	(2,220)	(2,155)	103	(2,040)	(1,937)
BNY Mellon Quality Bond	—	—	—	—	(3,612)	(3,612)
BNY Mellon Stock Index	35	(1,596)	(1,561)	62	(2,049)	(1,987)
BNY Mellon Sustainable U.S. Equity	—	(9)	(9)	—	(9)	(9)
BNY Mellon Technology Growth	—	(5,765)	(5,765)	—	(1,830)	(1,830)
Columbia Income Opportunities	—	—	—	—	(47)	(47)
Columbia VP Overseas Core Fund - Class 1	166	(167)	(1)	170	(169)	1
Delaware VIP Emerging Markets	23,302	(1,708)	21,594	1,265	(1,209)	56
Delaware VIP Small Cap Value	149	(160)	(11)	177	(167)	10
DFA VA Global Bond	1,200	(10,527)	(9,327)	1,068	(5,052)	(3,984)
DFA VA International Small Portfolio	1,092	(12,045)	(10,953)	2,484	(2,576)	(92)
DFA VA International Value Portfolio	777	(15,974)	(15,197)	3,457	(2,131)	1,326
DFA VA Short Term Fixed Portfolio	10,443	(63,001)	(52,558)	20,770	(30,342)	(9,572)
DFA VA U.S. Large Value Portfolio	17,740	(23,365)	(5,625)	3,552	(2,585)	967
DFA VA U.S. Targeted Value	14,500	(17,449)	(2,949)	5,779	(1,877)	3,902
DWS Alternative Asset Allocation VIP A	—	—	—	—	(6,296)	(6,296)
DWS CROCI International VIP - Class A	183	(5,051)	(4,868)	335	(6,770)	(6,435)
DWS Global Income Builder VIP A	209	(4,921)	(4,712)	301	(10,735)	(10,434)
Eaton Vance VT Floating-Rate Income Fund Advisor Class	375	(302)	73	302	(6,240)	(5,938)
Federated Hermes High Income Bond	137	(185)	(48)	87	(570)	(483)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2021			2020
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Federated Hermes Managed Volatility II	20	(35)	(15)	38	(112)	(74)
Fidelity Contrafund	18,026	(21,624)	(3,598)	2,134	(12,098)	(9,964)
Fidelity Equity-Income	22	(145)	(123)	82	(151)	(69)
Fidelity Financial Services	—	(6,676)	(6,676)	—	—	—
Fidelity Government Money Market Portfolio - Initial Class	71	(1,871)	(1,800)	107,955	(105,377)	2,578
Fidelity Government Money Market Portfolio - Service Class II	4,422	(5,971)	(1,549)	7,837	(8,895)	(1,058)
Fidelity Growth	21	(5,028)	(5,007)	28	(1,148)	(1,120)
Fidelity Growth & Income	4	(1,339)	(1,335)	25	(900)	(875)
Fidelity Growth Opportunities	15	(1,508)	(1,493)	25	(1,085)	(1,060)
Fidelity Investment Grade Bond	204	(194)	10	166	(14,611)	(14,445)
Fidelity Mid Cap I	192	(198)	(6)	225	(226)	(1)
Fidelity Real Estate	144	(145)	(1)	135	(129)	6
Fidelity Strategic Income	1,370	(2,361)	(991)	3,751	(11,073)	(7,322)
Franklin Income VIP Fund - Class 1	—	(149)	(149)	—	(187)	(187)
Franklin Income VIP Fund - Class 2	58	(295)	(237)	165	(511)	(346)
Franklin Mutual Global Discovery VIP Fund - Class 1	2,446	(2,732)	(286)	2,533	(2,403)	130
Franklin Mutual Shares VIP Fund - Class 1	6,663	(2,674)	3,989	—	(96)	(96)
Franklin Mutual Shares VIP Fund - Class 2	50	(182)	(132)	63	(111)	(48)
Franklin Rising Dividends VIP Fund - Class 1	3,692	(141)	3,551	146	(148)	(2)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	33	(5,571)	(5,538)	74	(2,066)	(1,992)
Franklin Strategic Income VIP Fund - Class 1	200	(1,580)	(1,380)	168	(683)	(515)
Franklin U.S. Government Securities VIP Fund - Class 1	4,209	(3,958)	251	3,344	(3,331)	13
Franklin U.S. Government Securities VIP Fund - Class 2	94	(1,347)	(1,253)	128	(461)	(333)
Invesco American Franchise Fund I	—	(2,386)	(2,386)	—	(1,940)	(1,940)
Invesco Global Real Estate	142	(5,488)	(5,346)	222	(11,500)	(11,278)
Invesco International Growth II	105	(409)	(304)	171	(588)	(417)
Janus Henderson Enterprise Portfolio	—	(415)	(415)	—	—	—
Janus Henderson Flexible Bond	—	(9,841)	(9,841)	—	(562)	(562)
Janus Henderson Mid Cap Value Portfolio	61	(236)	(175)	—	(3,967)	(3,967)
JP Morgan Insurance Trust Mid Cap Value I	13	(3,634)	(3,621)	18	(1,104)	(1,086)
JP Morgan Insurance Trust U.S. Equity I	—	(66)	(66)	—	(890)	(890)
LVIP Delaware Smid Cap Core[1]	—	(1,891)	(1,891)	—	(1,719)	(1,719)
MFS Growth Series	61	(235)	(174)	—	(242)	(242)
MFS International Intrinsic Value Portfolio	21,108	(2,404)	18,704	2,151	(5,330)	(3,179)
MFS Utilities Series	3,801	(3,748)	53	3,523	(3,471)	52
PIMCO All Asset Institutional Class	2,089	(2,502)	(413)	4,126	(35,248)	(31,122)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2021			2020
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PIMCO CommodityRealReturn Strat. Institutional Class	—	—	—	—	(91)	(91)
PIMCO Dynamic Bond - Institutional Class	129	(3,717)	(3,588)	—	(1,771)	(1,771)
PIMCO Emerging Markets Bond Institutional Class	2,512	(4,665)	(2,153)	3,212	(23,151)	(19,939)
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	267	(1,034)	(767)	—	(70)	(70)
PIMCO Low Duration Institutional Class	—	(3,504)	(3,504)	2,300	(485)	1,815
PIMCO Real Return Institutional Class	—	—	—	174	(55)	119
PIMCO Total Return Institutional Class	6,580	(8,949)	(2,369)	40,891	(22,340)	18,551
Pioneer Bond VCT Class I	429	(1,686)	(1,257)	372	(5,999)	(5,627)
Pioneer Equity Income VCT Class II	4	(73)	(69)	68	(129)	(61)
Pioneer Fund VCT Class I	303	(11,592)	(11,289)	337	(16,982)	(16,645)
Pioneer High Yield VCT Class II	83	(18)	65	32	(28)	4
Pioneer Mid Cap Value VCT Class I	263	(3,457)	(3,194)	299	(6,825)	(6,526)
Pioneer Select Mid Cap Growth VCT Class I	70	(12,138)	(12,068)	281	(20,341)	(20,060)
Pioneer Strategic Income VCT Class I	—	—	—	—	(347)	(347)
Pioneer Strategic Income VCT Class II	189	(336)	(147)	137	(2,055)	(1,918)
Royce Capital Micro-Cap	33	—	33	56	—	56
Royce Capital Small-Cap	3,469	(3,625)	(156)	4,022	(3,790)	232
T. Rowe Price All-Cap Opportunities Portfolio[1]	20	(13,537)	(13,517)	29	(4,056)	(4,027)
T. Rowe Price Blue Chip Growth	62	(279)	(217)	4,598	(5,994)	(1,396)
T. Rowe Price Equity Income Portfolio	5,780	(6,262)	(482)	6,324	(10,296)	(3,972)
T. Rowe Price Health Sciences Portfolio	941	(2,734)	(1,793)	1,003	(6,246)	(5,243)
T. Rowe Price International Stock Portfolio	—	(1,579)	(1,579)	—	(295)	(295)
Templeton Developing Markets VIP Fund - Class 1[1]	1,134	(5,839)	(4,705)	3,485	(14,534)	(11,049)
Templeton Developing Markets VIP Fund - Class 2	—	(65)	(65)	26	(4,448)	(4,422)
Templeton Foreign VIP Fund - Class 1[1]	1,317	(4,774)	(3,457)	3,457	(3,409)	48
Templeton Global Bond VIP Fund - Class 1	2,023	(1,530)	493	1,483	(3,590)	(2,107)
Templeton Growth VIP Fund - Class 2	54	(126)	(72)	131	(88)	43
TVST Touchstone Bond Fund[1]	—	(3,435)	(3,435)	—	—	—
TVST Touchstone Common Stock Fund	2,073	(2,264)	(191)	2,263	(2,250)	13
VanEck Global Resources Fund[1]	19,507	(1,828)	17,679	—	(15)	(15)
Vanguard Balanced	1,194	(28,681)	(27,487)	64,424	(10,080)	54,344
Vanguard Capital Growth	—	(680)	(680)	1,233	(451)	782
Vanguard Equity Income	6,198	(6,924)	(726)	5,497	(14,806)	(9,309)
Vanguard Equity Index	5,174	(8,446)	(3,272)	11,953	(18,943)	(6,990)
Vanguard High Yield Bond	272	(290)	(18)	12,012	(26,815)	(14,803)
Vanguard International	—	(10)	(10)	12,003	(4,594)	7,409
Vanguard Mid-Cap Index	7,232	(7,548)	(316)	8,876	(9,920)	(1,044)
Vanguard Real Estate Index	304	(5,240)	(4,936)	4,651	(11,778)	(7,127)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2021			2020
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Vanguard Short Term Investment Grade	18,465	(106,500)	(88,035)	48,176	(178,417)	(130,241)
Vanguard Small Company Growth	1,001	(1,065)	(64)	1,238	(4,502)	(3,264)
Vanguard Total Bond Market Index	8,601	(45,459)	(36,858)	46,153	(26,894)	19,259
Vanguard Total Stock Market Index	4,974	(7,770)	(2,796)	18,548	(15,505)	3,043
Virtus KAR Small-Cap Growth Series I	568	(1,016)	(448)	681	(721)	(40)
Voya Global High Dividend Low Volatility Portfolio - Class S1	—	—	—	—	(19)	(19)
VY JPMorgan Emerging Markets Equity Portfolio Initial	—	(45)	(45)	—	(43)	(43)
    1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding by sub-account net investment income ratios, and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2021.

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
AB VPS Small/Mid Cap Value Portfolio Class A
	2021	$31.220	to	$31.220	4,448	$138,860	0.77%	0.60%	to	0.60%	35.13%	to	35.13%
	2020	23.103	to	23.103	4,612	106,557	1.06	0.60	to	0.60	2.75	to	2.75
	2019	22.484	to	22.484	4,627	104,039	0.46	0.60	to	0.60	19.37	to	19.37
	2018	18.835	to	18.835	7,013	132,085	0.49	0.60	to	0.60	(15.54)	to	(15.54)
	2017	22.300	to	22.300	4,888	108,999	0.42	0.60	to	0.60	12.47	to	12.47
ALPS/Alerian Energy Infrastructure-Class I
	2021	10.437	to	10.437	83,572	872,226	3.26	0.60	to	0.60	37.42	to	37.42
	2020	7.595	to	7.595	49,786	378,098	3.41	0.60	to	0.60	(25.30)	to	(25.30)
	2019	10.167	to	10.167	51,206	520,632	1.86	0.60	to	0.60	20.01	to	20.01
	2018	8.472	to	8.472	58,587	496,327	2.18	0.60	to	0.60	(19.07)	to	(19.07)
	2017	10.468	to	10.468	63,647	666,237	5.07	0.60	to	0.60	(1.08)	to	(1.08)
American Century Balanced
	2021	28.900	to	28.900	4,834	139,711	0.71	1.25	to	1.25	14.33	to	14.33
	2020	25.277	to	25.277	9,445	238,753	1.17	1.25	to	1.25	11.13	to	11.13
	2019	22.746	to	22.746	10,013	227,757	1.53	1.25	to	1.25	18.36	to	18.36
	2018	19.217	to	19.217	14,178	272,449	1.39	1.25	to	1.25	(5.03)	to	(5.03)
	2017	20.235	to	20.235	16,315	330,137	1.52	1.25	to	1.25	12.50	to	12.50
American Century International
	2021	21.118	to	21.118	13,380	282,551	0.16	1.25	to	1.25	7.40	to	7.40
	2020	19.663	to	19.663	18,824	370,141	0.48	1.25	to	1.25	24.32	to	24.32
	2019	15.817	to	15.817	19,215	303,922	0.98	1.25	to	1.25	26.83	to	26.83
	2018	12.471	to	12.471	24,693	307,959	1.34	1.25	to	1.25	(16.29)	to	(16.29)
	2017	14.897	to	14.897	30,098	448,360	0.88	1.25	to	1.25	29.58	to	29.58
American Century Mid Cap Value
	2021	29.985	to	29.985	967	28,990	1.17	0.60	to	0.60	22.47	to	22.47
	2020	24.484	to	24.484	967	23,671	1.77	0.60	to	0.60	0.60	to	0.60
	2019	24.337	to	24.337	1,193	29,044	2.06	0.60	to	0.60	28.38	to	28.38
	2018	18.957	to	18.957	1,193	22,623	1.33	0.60	to	0.60	(13.36)	to	(13.36)
	2017	21.881	to	21.881	1,705	37,300	1.56	0.60	to	0.60	11.03	to	11.03
American Century Value
	2021	28.083	to	37.533	20,650	601,605	1.73	0.60	to	1.25	23.76	to	22.96
	2020	22.691	to	30.524	22,344	525,647	4.21	0.60	to	1.25	0.38	to	(0.27)
	2019	22.606	to	30.608	2,686	80,794	2.12	0.60	to	1.25	26.27	to	25.45
	2018	17.903	to	24.398	2,729	65,436	1.58	0.60	to	1.25	(9.69)	to	(10.28)
	2017	19.825	to	27.195	3,973	106,754	1.63	0.60	to	1.25	8.10	to	7.40
American Funds IS Capital World Growth and Income Fund[1]
	2021	23.835	to	23.835	—	—	—	0.60	to	0.60	14.34	to	14.34

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
American Funds IS Capital World Growth and Income Fund[1] (continued)
	2020	$20.845	to	$20.845	—	$—	0.01%	0.60%	to	0.60%	8.38%	to	8.38%
	2019	19.234	to	19.234	141	2,707	1.75	0.60	to	0.60	30.60	to	30.60
	2018	14.727	to	14.727	259	3,815	1.89	0.60	to	0.60	(9.90)	to	(9.90)
	2017	16.346	to	16.346	259	4,225	0.57	0.60	to	0.60	25.65	to	25.65
American Funds IS Growth Fund
	2021	47.631	to	47.631	2,537	120,836	0.47	0.60	to	0.60	21.56	to	21.56
	2020	39.182	to	39.182	2,538	99,459	0.53	0.60	to	0.60	51.55	to	51.55
	2019	25.854	to	25.854	3,684	95,239	0.95	0.60	to	0.60	30.33	to	30.33
	2018	19.838	to	19.838	4,674	92,721	0.69	0.60	to	0.60	(0.62)	to	(0.62)
	2017	19.961	to	19.961	5,774	115,249	0.43	0.60	to	0.60	27.86	to	27.86
American Funds IS Growth-Income Fund
	2021	33.156	to	33.156	1,697	56,279	1.35	0.60	to	0.60	23.67	to	23.67
	2020	26.809	to	26.809	1,826	48,948	0.73	0.60	to	0.60	13.13	to	13.13
	2019	23.697	to	23.697	7,648	181,236	2.34	0.60	to	0.60	25.70	to	25.70
	2018	18.852	to	18.852	4,827	90,993	2.41	0.60	to	0.60	(2.14)	to	(2.14)
	2017	19.264	to	19.264	2,392	46,081	1.23	0.60	to	0.60	21.95	to	21.95
American Funds IS International Fund
	2021	17.295	to	17.295	923	15,959	0.82	0.60	to	0.60	(1.83)	to	(1.83)
	2020	17.617	to	17.617	3,570	62,892	0.81	0.60	to	0.60	13.59	to	13.59
	2019	15.509	to	15.509	8,532	132,320	1.10	0.60	to	0.60	22.47	to	22.47
	2018	12.663	to	12.663	21,772	275,686	1.96	0.60	to	0.60	(13.46)	to	(13.46)
	2017	14.633	to	14.633	25,221	369,070	1.15	0.60	to	0.60	31.66	to	31.66
American Funds IS New World Fund
	2021	18.631	to	18.631	659	12,277	0.92	0.60	to	0.60	4.53	to	4.53
	2020	17.823	to	17.823	981	17,481	0.27	0.60	to	0.60	23.15	to	23.15
	2019	14.473	to	14.473	806	11,668	0.66	0.60	to	0.60	28.69	to	28.69
	2018	11.246	to	11.246	3,486	39,204	1.35	0.60	to	0.60	(14.34)	to	(14.34)
	2017	13.129	to	13.129	4,267	56,017	1.14	0.60	to	0.60	28.96	to	28.96
BlackRock Capital Appreciation I
	2021	48.617	to	48.617	690	33,542	—	0.60	to	0.60	20.43	to	20.43
	2020	40.369	to	40.369	690	27,852	—	0.60	to	0.60	41.06	to	41.06
	2019	28.618	to	28.618	690	19,744	—	0.60	to	0.60	31.20	to	31.20
	2018	21.813	to	21.813	518	11,297	—	0.60	to	0.60	1.78	to	1.78
	2017	21.432	to	21.432	518	11,101	—	0.60	to	0.60	32.43	to	32.43
BlackRock Global Allocation I
	2021	19.780	to	19.780	11,501	227,496	0.92	0.60	to	0.60	6.04	to	6.04
	2020	18.654	to	18.654	11,501	214,546	5.04	0.60	to	0.60	20.29	to	20.29
	2019	15.508	to	15.508	2,509	38,906	1.31	0.60	to	0.60	17.28	to	17.28
	2018	13.223	to	13.223	2,513	33,235	0.97	0.60	to	0.60	(7.89)	to	(7.89)
	2017	14.356	to	14.356	2,518	36,153	0.86	0.60	to	0.60	13.18	to	13.18
BlackRock High Yield I
	2021	17.208	to	17.208	7,170	123,380	4.51	0.60	to	0.60	4.69	to	4.69
	2020	16.437	to	16.437	7,165	117,768	5.34	0.60	to	0.60	6.65	to	6.65

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
BlackRock High Yield I (continued)
	2019	$15.412	to	$15.412	28,062	$432,473	5.38%	0.60%	to	0.60%	14.61%	to	14.61%
	2018	13.447	to	13.447	28,063	377,393	5.47	0.60	to	0.60	(3.25)	to	(3.25)
	2017	13.898	to	13.898	29,657	412,188	5.15	0.60	to	0.60	6.68	to	6.68
BNY Mellon Appreciation
	2021	34.418	to	38.707	1,541	59,629	0.44	0.60	to	1.25	26.37	to	25.55
	2020	27.236	to	30.830	1,578	48,645	0.77	0.60	to	1.25	22.95	to	22.15
	2019	22.152	to	25.239	2,397	60,489	1.15	0.60	to	1.25	35.28	to	34.41
	2018	16.375	to	18.778	5,566	104,523	1.26	0.60	to	1.25	(7.41)	to	(8.01)
	2017	17.685	to	20.414	5,688	116,107	1.32	0.60	to	1.25	26.57	to	25.76
BNY Mellon Midcap Stock
	2021	39.896	to	39.896	5,296	211,278	0.70	1.25	to	1.25	24.32	to	24.32
	2020	32.091	to	32.091	7,451	239,120	0.85	1.25	to	1.25	6.76	to	6.76
	2019	30.058	to	30.058	9,389	282,210	0.70	1.25	to	1.25	18.69	to	18.69
	2018	25.325	to	25.325	13,838	350,447	0.58	1.25	to	1.25	(16.55)	to	(16.55)
	2017	30.346	to	30.346	14,631	444,003	1.07	1.25	to	1.25	13.95	to	13.95
BNY Mellon Stock Index
	2021	54.635	to	54.635	3,719	203,211	0.81	1.25	to	1.25	26.53	to	26.53
	2020	43.181	to	43.181	5,280	228,018	1.33	1.25	to	1.25	16.25	to	16.25
	2019	37.145	to	37.145	7,268	269,952	1.42	1.25	to	1.25	29.22	to	29.22
	2018	28.746	to	28.746	12,421	357,042	1.39	1.25	to	1.25	(6.04)	to	(6.04)
	2017	30.595	to	30.595	13,325	407,680	1.41	1.25	to	1.25	19.71	to	19.71
BNY Mellon Sustainable U.S. Equity
	2021	26.370	to	26.370	3,515	92,682	0.74	1.25	to	1.25	25.42	to	25.42
	2020	21.025	to	21.025	3,524	74,091	1.07	1.25	to	1.25	22.60	to	22.60
	2019	17.149	to	17.149	3,533	60,592	1.43	1.25	to	1.25	32.69	to	32.69
	2018	12.924	to	12.924	3,542	45,784	1.97	1.25	to	1.25	(5.60)	to	(5.60)
	2017	13.690	to	13.690	4,443	60,824	1.04	1.25	to	1.25	13.90	to	13.90
BNY Mellon Technology Growth
	2021	26.445	to	26.445	556	14,696	—	1.25	to	1.25	11.53	to	11.53
	2020	23.712	to	23.712	6,320	149,871	0.26	1.25	to	1.25	67.81	to	67.81
	2019	14.130	to	14.130	8,150	115,164	—	1.25	to	1.25	24.25	to	24.25
	2018	11.372	to	11.372	9,097	103,449	—	1.25	to	1.25	(2.22)	to	(2.22)
	2017	11.630	to	11.630	9,262	107,714	—	1.25	to	1.25	40.87	to	40.87
Calvert Russell 2000 Small Cap Index[1]
	2021	29.874	to	29.874	—	—	—	0.60	to	0.60	13.84	to	13.84
	2020	26.241	to	26.241	—	—	—	0.60	to	0.60	18.93	to	18.93
	2019	22.065	to	22.065	—	—	0.64	0.60	to	0.60	24.33	to	24.33
	2018	17.747	to	17.747	528	9,387	0.99	0.60	to	0.60	(11.77)	to	(11.77)
	2017	20.114	to	20.114	3,531	71,012	1.26	0.60	to	0.60	13.69	to	13.69
Columbia Income Opportunities
	2021	16.427	to	16.427	5,084	83,514	9.10	0.60	to	0.60	3.88	to	3.88
	2020	15.814	to	15.814	5,084	80,400	4.83	0.60	to	0.60	5.26	to	5.26
	2019	15.024	to	15.024	5,131	77,089	5.10	0.60	to	0.60	15.77	to	15.77
	2018	12.977	to	12.977	5,137	66,661	4.98	0.60	to	0.60	(4.33)	to	(4.33)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Columbia Income Opportunities (continued)
	2017	$13.565	to	$13.565	5,124	$69,504	6.17%	0.60%	to	0.60%	5.93%	to	5.93%
Columbia Small Cap Value[1]
	2021	29.259	to	29.259	—	—	—	0.60	to	0.60	28.41	to	28.41
	2020	22.785	to	22.785	—	—	—	0.60	to	0.60	8.14	to	8.14
	2019	21.069	to	21.069	—	—	—	0.60	to	0.60	20.61	to	20.61
	2018	17.468	to	17.468	—	—	—	0.60	to	0.60	(18.50)	to	(18.50)
	2017	21.434	to	21.434	—	—	—	0.60	to	0.60	13.63	to	13.63
Columbia VP Mid Cap Growth Fund - Class 1
	2021	37.519	to	37.519	4,938	185,287	—	0.60	to	0.60	15.87	to	15.87
	2020	32.379	to	32.379	4,938	159,905	—	0.60	to	0.60	34.61	to	34.61
	2019	24.054	to	24.054	4,938	118,790	—	0.60	to	0.60	34.37	to	34.37
	2018	17.901	to	17.901	4,938	88,405	—	0.60	to	0.60	(5.34)	to	(5.34)
	2017	18.911	to	18.911	4,938	93,393	—	0.60	to	0.60	22.25	to	22.25
Columbia VP Overseas Core Fund - Class 1
	2021	19.559	to	19.559	42	826	1.26	0.60	to	0.60	9.30	to	9.30
	2020	17.895	to	17.895	43	764	1.69	0.60	to	0.60	8.47	to	8.47
	2019	16.498	to	16.498	42	695	1.29	0.60	to	0.60	24.72	to	24.72
	2018	13.228	to	13.228	40	535	3.61	0.60	to	0.60	(17.13)	to	(17.13)
	2017	15.963	to	15.963	6,842	109,226	2.11	0.60	to	0.60	26.76	to	26.76
Delaware VIP Emerging Markets
	2021	19.105	to	19.105	31,446	600,772	0.18	0.60	to	0.60	(3.42)	to	(3.42)
	2020	19.781	to	19.781	9,852	194,888	0.77	0.60	to	0.60	24.34	to	24.34
	2019	15.909	to	15.909	9,796	155,848	0.62	0.60	to	0.60	21.89	to	21.89
	2018	13.052	to	13.052	14,791	193,045	2.95	0.60	to	0.60	(16.31)	to	(16.31)
	2017	15.596	to	15.596	17,411	271,530	0.76	0.60	to	0.60	39.72	to	39.72
Delaware VIP Small Cap Value
	2021	28.478	to	28.478	2,284	65,054	0.82	0.60	to	0.60	33.61	to	33.61
	2020	21.314	to	21.314	2,295	48,917	1.35	0.60	to	0.60	(2.49)	to	(2.49)
	2019	21.858	to	21.858	2,285	49,949	0.52	0.60	to	0.60	27.37	to	27.37
	2018	17.161	to	17.161	24,611	422,344	0.84	0.60	to	0.60	(17.22)	to	(17.22)
	2017	20.730	to	20.730	22,814	472,934	0.29	0.60	to	0.60	11.38	to	11.38
DFA VA Global Bond
	2021	11.107	to	11.107	3,363	37,353	0.27	0.60	to	0.60	(1.64)	to	(1.64)
	2020	11.292	to	11.292	12,690	143,291	0.02	0.60	to	0.60	0.86	to	0.86
	2019	11.196	to	11.196	16,674	186,687	2.49	0.60	to	0.60	3.56	to	3.56
	2018	10.811	to	10.811	18,715	202,330	4.96	0.60	to	0.60	1.13	to	1.13
	2017	10.690	to	10.690	18,155	194,073	1.77	0.60	to	0.60	1.51	to	1.51
DFA VA International Small Portfolio
	2021	24.087	to	24.087	2,172	52,316	0.66	0.60	to	0.60	13.88	to	13.88
	2020	21.151	to	21.151	13,125	277,607	2.78	0.60	to	0.60	8.76	to	8.76
	2019	19.448	to	19.448	13,217	257,033	2.85	0.60	to	0.60	23.16	to	23.16
	2018	15.791	to	15.791	13,164	207,877	1.48	0.60	to	0.60	(20.26)	to	(20.26)
	2017	19.802	to	19.802	15,811	313,093	1.04	0.60	to	0.60	29.17	to	29.17

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
DFA VA International Value Portfolio
	2021	$18.132	to	$18.132	1,690	$30,639	0.66%	0.60%	to	0.60%	17.41%	to	17.41%
	2020	15.443	to	15.443	16,886	260,780	2.51	0.60	to	0.60	(2.35)	to	(2.35)
	2019	15.815	to	15.815	15,560	246,085	3.69	0.60	to	0.60	15.16	to	15.16
	2018	13.733	to	13.733	14,866	204,141	2.38	0.60	to	0.60	(17.58)	to	(17.58)
	2017	16.663	to	16.663	16,379	272,913	1.16	0.60	to	0.60	25.06	to	25.06
DFA VA Short Term Fixed Portfolio
	2021	10.161	to	10.161	27,677	281,223	—	0.60	to	0.60	(0.79)	to	(0.79)
	2020	10.242	to	10.242	80,235	821,734	0.51	0.60	to	0.60	—	to	—
	2019	10.242	to	10.242	89,807	919,799	2.16	0.60	to	0.60	1.90	to	1.90
	2018	10.051	to	10.051	109,426	1,099,814	1.55	0.60	to	0.60	1.17	to	1.17
	2017	9.935	to	9.935	113,141	1,124,047	0.58	0.60	to	0.60	0.23	to	0.23
DFA VA U.S. Large Value Portfolio
	2021	31.644	to	31.644	20,775	657,397	1.17	0.60	to	0.60	26.28	to	26.28
	2020	25.059	to	25.059	26,400	661,562	2.28	0.60	to	0.60	(1.97)	to	(1.97)
	2019	25.562	to	25.562	25,433	650,108	1.69	0.60	to	0.60	25.03	to	25.03
	2018	20.444	to	20.444	52,990	1,083,319	1.83	0.60	to	0.60	(12.64)	to	(12.64)
	2017	23.403	to	23.403	67,848	1,587,874	1.42	0.60	to	0.60	18.37	to	18.37
DFA VA U.S. Targeted Value
	2021	32.753	to	32.753	13,243	433,756	0.95	0.60	to	0.60	38.84	to	38.84
	2020	23.590	to	23.590	16,192	381,974	1.93	0.60	to	0.60	3.36	to	3.36
	2019	22.823	to	22.823	12,290	280,499	1.57	0.60	to	0.60	21.83	to	21.83
	2018	18.734	to	18.734	11,684	218,892	0.77	0.60	to	0.60	(16.37)	to	(16.37)
	2017	22.402	to	22.402	15,832	354,680	0.36	0.60	to	0.60	9.11	to	9.11
DWS Alternative Asset Allocation VIP A
	2021	12.702	to	12.702	3,876	49,232	2.02	0.60	to	0.60	12.07	to	12.07
	2020	11.334	to	11.334	3,876	43,929	3.00	0.60	to	0.60	5.08	to	5.08
	2019	10.786	to	10.786	10,172	109,715	3.78	0.60	to	0.60	13.99	to	13.99
	2018	9.462	to	9.462	10,172	96,243	2.41	0.60	to	0.60	(9.68)	to	(9.68)
	2017	10.476	to	10.476	12,468	130,620	2.46	0.60	to	0.60	6.77	to	6.77
DWS CROCI International VIP - Class A
	2021	21.433	to	21.433	58,547	1,254,864	2.40	1.25	to	1.25	7.88	to	7.88
	2020	19.868	to	19.868	63,415	1,259,907	3.46	1.25	to	1.25	1.34	to	1.34
	2019	19.606	to	19.606	69,850	1,369,454	3.01	1.25	to	1.25	20.26	to	20.26
	2018	16.303	to	16.303	79,416	1,294,691	1.10	1.25	to	1.25	(15.46)	to	(15.46)
	2017	19.285	to	19.285	95,103	1,834,044	7.05	1.25	to	1.25	20.46	to	20.46
DWS Global Income Builder VIP A
	2021	46.732	to	46.732	55,441	2,590,854	2.35	1.25	to	1.25	9.58	to	9.58
	2020	42.647	to	42.647	60,153	2,565,359	3.15	1.25	to	1.25	6.93	to	6.93
	2019	39.882	to	39.882	70,587	2,815,185	3.86	1.25	to	1.25	18.67	to	18.67
	2018	33.607	to	33.607	77,780	2,613,967	3.90	1.25	to	1.25	(8.82)	to	(8.82)
	2017	36.857	to	36.857	91,806	3,383,640	3.00	1.25%	to	1.25	15.10	to	15.10
Eaton Vance VT Floating-Rate Income Fund Advisor Class
	2021	12.269	to	12.269	375	4,597	3.12	0.60	to	0.60	3.12	to	3.12

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Eaton Vance VT Floating-Rate Income Fund Advisor Class (continued)
	2020	$11.898	to	$11.898	302	$3,590	3.58%	0.60%	to	0.60%	1.66%	to	1.66%
	2019	11.704	to	11.704	6,240	73,032	4.54	0.60	to	0.60	6.83	to	6.83
	2018	10.956	to	10.956	6,249	68,465	4.00	0.60	to	0.60	(0.53)	to	(0.53)
	2017	11.014	to	11.014	8,405	92,573	3.51	0.60	to	0.60	3.08	to	3.08
Federated Hermes High Income Bond
	2021	35.850	to	35.850	2,530	90,705	4.94	1.25	to	1.25	3.54	to	3.54
	2020	34.623	to	34.623	2,578	89,261	6.03	1.25	to	1.25	4.28	to	4.28
	2019	33.203	to	33.203	3,061	101,642	6.41	1.25	to	1.25	13.12	to	13.12
	2018	29.351	to	29.351	3,752	110,116	8.26	1.25	to	1.25	(4.50)	to	(4.50)
	2017	30.733	to	30.733	4,218	129,617	7.07	1.25	to	1.25	5.62	to	5.62
Federated Hermes Managed Volatility II
	2021	35.129	to	35.129	547	19,204	1.75	1.25	to	1.25	17.04	to	17.04
	2020	30.015	to	30.015	562	16,855	2.56	1.25	to	1.25	(0.32)	to	(0.32)
	2019	30.112	to	30.112	636	19,139	2.05	1.25	to	1.25	18.73	to	18.73
	2018	25.361	to	25.361	669	16,959	2.87	1.25	to	1.25	(9.63)	to	(9.63)
	2017	28.065	to	28.065	701	19,681	3.90	1.25	to	1.25	16.65	to	16.65
Fidelity Contrafund
	2021	40.783	to	74.375	37,986	1,946,034	0.06	0.60	to	1.25	27.07	to	26.25
	2020	32.094	to	58.912	41,584	1,721,391	0.25	0.60	to	1.25	29.78	to	28.94
	2019	24.729	to	45.688	51,548	1,641,737	0.46	0.60	to	1.25	30.79	to	29.95
	2018	18.907	to	35.159	53,368	1,320,417	0.69	0.60	to	1.25	(6.94)	to	(7.55)
	2017	20.317	to	38.029	56,857	1,555,689	0.98	0.60	to	1.25	21.15	to	20.37
Fidelity Energy
	2021	10.452	to	10.452	13,598	142,135	2.55	0.60	to	0.60	54.41	to	54.41
	2020	6.769	to	6.769	13,598	92,043	2.84	0.60	to	0.60	(33.17)	to	(33.17)
	2019	10.128	to	10.128	13,598	137,725	2.07	0.60	to	0.60	9.42	to	9.42
	2018	9.256	to	9.256	13,598	125,869	0.95	0.60	to	0.60	(25.03)	to	(25.03)
	2017	12.347	to	12.347	13,598	167,896	1.34	0.60	to	0.60	(3.05)	to	(3.05)
Fidelity Equity-Income
	2021	40.996	to	40.996	3,943	161,633	1.92	1.25	to	1.25	23.34	to	23.34
	2020	33.237	to	33.237	4,065	135,126	1.83	1.25	to	1.25	5.37	to	5.37
	2019	31.544	to	31.544	4,134	130,413	1.90	1.25	to	1.25	25.86	to	25.86
	2018	25.063	to	25.063	7,226	181,111	2.24	1.25	to	1.25	(9.43)	to	(9.43)
	2017	27.674	to	27.674	7,794	215,701	1.56	1.25	to	1.25	11.49	to	11.49
Fidelity Financial Services
	2021	33.483	to	33.483	28,093	940,643	1.67	0.60	to	0.60	32.40	to	32.40
	2020	25.290	to	25.290	34,769	879,314	2.48	0.60	to	0.60	0.16	to	0.16
	2019	25.249	to	25.249	34,769	877,886	2.08	0.60	to	0.60	33.53	to	33.53
	2018	18.909	to	18.909	35,383	669,070	1.22	0.60	to	0.60	(16.24)	to	(16.24)
	2017	22.575	to	22.575	35,608	803,862	0.72	0.60	to	0.60	20.53	to	20.53
Fidelity Government Money Market Portfolio - Initial Class
	2021	10.140	to	10.140	10,987	111,409	0.01	0.60	to	0.60	(0.59)	to	(0.59)
	2020	10.200	to	10.200	12,787	130,425	0.33	0.60	to	0.60	(0.28)	to	(0.28)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Government Money Market Portfolio - Initial Class (continued)
	2019	$10.229	to	$10.229	10,209	$104,425	2.04%	0.60%	to	0.60%	1.41%	to	1.41%
	2018	10.087	to	10.087	29,764	300,217	1.70	0.60	to	0.60	1.04	to	1.04
	2017	9.983	to	9.983	7,769	77,554	0.58	0.60	to	0.60	0.08	to	0.08
Fidelity Government Money Market Portfolio - Service Class II
	2021	9.803	to	9.803	12,312	120,698	0.01	1.25	to	1.25	(1.24)	to	(1.24)
	2020	9.926	to	9.926	13,861	137,581	0.22	1.25	to	1.25	(1.00)	to	(1.00)
	2019	10.026	to	10.026	14,919	149,585	1.82	1.25	to	1.25	0.49	to	0.49
	2018	9.977	to	9.977	24,115	240,584	1.33	1.25	to	1.25	0.13	to	0.13
	2017	9.964	to	9.964	47,232	470,591	0.42	1.25	to	1.25	(0.82)	to	(0.82)
Fidelity Growth
	2021	37.972	to	37.972	12,090	459,104	—	1.25	to	1.25	21.68	to	21.68
	2020	31.206	to	31.206	17,098	533,548	0.07	1.25	to	1.25	42.11	to	42.11
	2019	21.959	to	21.959	18,218	400,051	0.21	1.25	to	1.25	32.64	to	32.64
	2018	16.555	to	16.555	31,501	521,490	0.24	1.25	to	1.25	(1.42)	to	(1.42)
	2017	16.793	to	16.793	34,581	580,704	0.22	1.25	to	1.25	33.47	to	33.47
Fidelity Growth & Income
	2021	33.855	to	33.855	1,607	54,396	1.77	1.25	to	1.25	24.39	to	24.39
	2020	27.217	to	27.217	2,942	80,076	2.14	1.25	to	1.25	6.51	to	6.51
	2019	25.554	to	25.554	3,817	97,536	3.30	1.25	to	1.25	28.44	to	28.44
	2018	19.896	to	19.896	5,256	104,567	0.41	1.25	to	1.25	(10.12)	to	(10.12)
	2017	22.136	to	22.136	8,513	188,450	1.21	1.25	to	1.25	15.45	to	15.45
Fidelity Growth Opportunities
	2021	62.836	to	62.836	9,106	572,184	—	1.25	to	1.25	10.55	to	10.55
	2020	56.838	to	56.838	10,599	602,436	0.01	1.25	to	1.25	66.56	to	66.56
	2019	34.124	to	34.124	11,659	397,837	0.15	1.25	to	1.25	39.09	to	39.09
	2018	24.533	to	24.533	12,249	300,516	0.12	1.25	to	1.25	11.05	to	11.05
	2017	22.091	to	22.091	14,277	315,401	0.31	1.25	to	1.25	32.85	to	32.85
Fidelity Investment Grade Bond
	2021	12.955	to	12.955	3,215	41,648	2.05	0.60	to	0.60	(1.20)	to	(1.20)
	2020	13.113	to	13.113	3,204	42,017	1.97	0.60	to	0.60	8.74	to	8.74
	2019	12.059	to	12.059	17,649	212,827	2.74	0.60	to	0.60	9.01	to	9.01
	2018	11.062	to	11.062	17,653	195,275	5.20	0.60	to	0.60	(1.13)	to	(1.13)
	2017	11.188	to	11.188	3,552	39,742	11.07	0.60	to	0.60	3.59	to	3.59
Fidelity Mid Cap I
	2021	31.048	to	31.048	47	1,464	0.61	0.60	to	0.60	24.85	to	24.85
	2020	24.868	to	24.868	53	1,320	0.63	0.60	to	0.60	17.48	to	17.48
	2019	21.167	to	21.167	54	1,144	1.16	0.60	to	0.60	22.71	to	22.71
	2018	17.250	to	17.250	48	828	0.21	0.60	to	0.60	(15.05)	to	(15.05)
	2017	20.307	to	20.307	5,623	114,181	0.71	0.60	to	0.60	20.09	to	20.09
Fidelity Real Estate
	2021	22.745	to	22.745	276	6,299	1.17	0.60	to	0.60	38.16	to	38.16
	2020	16.463	to	16.463	277	4,564	2.18	0.60	to	0.60	(7.10)	to	(7.10)
	2019	17.722	to	17.722	271	4,819	1.68	0.60	to	0.60	22.48	to	22.48

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Real Estate (continued)
	2018	$14.469	to	$14.469	275	$3,980	1.98%	0.60%	to	0.60%	(6.79)%	to	(6.79)%
	2017	15.523	to	15.523	528	8,191	1.89	0.60	to	0.60	3.45	to	3.45
Fidelity Strategic Income
	2021	14.449	to	14.449	5,038	72,792	2.53	0.60	to	0.60	3.12	to	3.12
	2020	14.012	to	14.012	6,029	84,476	2.37	0.60	to	0.60	6.87	to	6.87
	2019	13.111	to	13.111	13,351	175,049	3.34	0.60	to	0.60	10.22	to	10.22
	2018	11.895	to	11.895	13,329	158,537	3.60	0.60	to	0.60	(3.15)	to	(3.15)
	2017	12.282	to	12.282	15,299	187,904	3.24	0.60	to	0.60	7.14	to	7.14
Fidelity Technology[1]
	2021	75.165	to	75.165	—	—	—	0.60	to	0.60	27.40	to	27.40
	2020	59.001	to	59.001	—	—	—	0.60	to	0.60	63.96	to	63.96
	2019	35.984	to	35.984	—	—	—	0.60	to	0.60	50.42	to	50.42
	2018	23.922	to	23.922	—	—	—	0.60	to	0.60	(8.18)	to	(8.18)
	2017	26.053	to	26.053	245	6,390	0.01	0.60	to	0.60	49.88	to	49.88
Franklin Income VIP Fund - Class 1
	2021	16.983	to	16.983	368	6,251	4.76	0.60	to	0.60	16.31	to	16.31
	2020	14.602	to	14.602	517	7,554	5.98	0.60	to	0.60	0.36	to	0.36
	2019	14.549	to	14.549	704	10,243	5.47	0.60	to	0.60	15.73	to	15.73
	2018	12.572	to	12.572	898	11,291	6.27	0.60	to	0.60	(4.67)	to	(4.67)
	2017	13.188	to	13.188	10,284	135,617	4.02	0.60	to	0.60	9.29	to	9.29
Franklin Income VIP Fund - Class 2
	2021	23.185	to	23.185	7,069	163,891	4.67	1.25	to	1.25	15.30	to	15.30
	2020	20.108	to	20.108	7,306	146,896	5.76	1.25	to	1.25	(0.55)	to	(0.55)
	2019	20.220	to	20.220	7,652	154,718	5.35	1.25	to	1.25	14.61	to	14.61
	2018	17.642	to	17.642	7,731	136,385	4.98	1.25	to	1.25	(5.50)	to	(5.50)
	2017	18.668	to	18.668	9,079	169,491	4.12	1.25	to	1.25	8.31	to	8.31
Franklin Mutual Global Discovery VIP Fund - Class 1
	2021	21.317	to	21.317	608	12,950	2.45	0.60	to	0.60	18.72	to	18.72
	2020	17.956	to	17.956	893	16,036	2.76	0.60	to	0.60	(4.79)	to	(4.79)
	2019	18.860	to	18.860	763	14,386	0.75	0.60	to	0.60	23.96	to	23.96
	2018	15.214	to	15.214	3,757	57,161	2.69	0.60	to	0.60	(11.54)	to	(11.54)
	2017	17.199	to	17.199	6,495	111,702	2.52	0.60	to	0.60	8.23	to	8.23
Franklin Mutual Shares VIP Fund - Class 1
	2021	22.201	to	22.201	21,873	485,600	3.36	0.60	to	0.60	18.81	to	18.81
	2020	18.686	to	18.686	17,884	334,188	3.11	0.60	to	0.60	(5.42)	to	(5.42)
	2019	19.757	to	19.757	17,981	355,236	2.67	0.60	to	0.60	22.19	to	22.19
	2018	16.169	to	16.169	6,909	111,709	2.66	0.60	to	0.60	(9.41)	to	(9.41)
	2017	17.848	to	17.848	6,926	123,608	2.62	0.60	to	0.60	7.99	to	7.99
Franklin Mutual Shares VIP Fund - Class 2
	2021	26.368	to	26.368	4,955	130,654	2.90	1.25	to	1.25	17.69	to	17.69
	2020	22.405	to	22.405	5,087	113,965	2.84	1.25	to	1.25	(6.22)	to	(6.22)
	2019	23.892	to	23.892	5,135	122,686	1.85	1.25	to	1.25	21.05	to	21.05
	2018	19.737	to	19.737	5,209	102,802	2.36	1.25	to	1.25	(10.20)	to	(10.20)
	2017	21.980	to	21.980	5,436	119,477	2.26	1.25	to	1.25	7.01	to	7.01

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Franklin Rising Dividends VIP Fund - Class 1
	2021	$35.515	to	$35.515	15,639	$555,416	1.09%	0.60%	to	0.60%	26.34%	to	26.34%
	2020	28.111	to	28.111	12,088	339,791	1.47	0.60	to	0.60	15.54	to	15.54
	2019	24.331	to	24.331	12,090	294,156	2.07	0.60	to	0.60	28.81	to	28.81
	2018	18.889	to	18.889	2,907	54,906	1.72	0.60	to	0.60	(5.42)	to	(5.42)
	2017	19.971	to	19.971	9,692	193,549	1.74	0.60	to	0.60	20.13	to	20.13
Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2021	32.865	to	32.865	5,551	182,443	—	1.25	to	1.25	8.65	to	8.65
	2020	30.249	to	30.249	11,089	335,453	—	1.25	to	1.25	53.17	to	53.17
	2019	19.749	to	19.749	13,082	258,358	—	1.25	to	1.25	29.80	to	29.80
	2018	15.215	to	15.215	16,959	258,027	—	1.25	to	1.25	(6.55)	to	(6.55)
	2017	16.282	to	16.282	22,008	358,337	—	1.25	to	1.25	19.90	to	19.90
Franklin Strategic Income VIP Fund - Class 1
	2021	13.323	to	13.323	17,052	227,177	3.54	0.60	to	0.60	1.67	to	1.67
	2020	13.104	to	13.104	18,432	241,530	5.05	0.60	to	0.60	3.14	to	3.14
	2019	12.705	to	12.705	18,947	240,735	5.37	0.60	to	0.60	7.75	to	7.75
	2018	11.791	to	11.791	19,358	228,249	2.89	0.60	to	0.60	(2.50)	to	(2.50)
	2017	12.093	to	12.093	21,267	257,187	4.54	0.60	to	0.60	4.11	to	4.11
Franklin U.S. Government Securities VIP Fund - Class 1
	2021	10.861	to	10.861	4,568	49,611	2.64	0.60	to	0.60	(2.21)	to	(2.21)
	2020	11.106	to	11.106	4,317	47,943	3.65	0.60	to	0.60	3.46	to	3.46
	2019	10.735	to	10.735	4,304	46,196	3.08	0.60	to	0.60	4.84	to	4.84
	2018	10.239	to	10.239	4,283	43,855	2.92	0.60	to	0.60	(0.01)	to	(0.01)
	2017	10.240	to	10.240	4,236	43,376	2.04	0.60	to	0.60	1.06	to	1.06
Franklin U.S. Government Securities VIP Fund - Class 2
	2021	16.618	to	16.618	3,298	54,803	2.78	1.25	to	1.25	(3.05)	to	(3.05)
	2020	17.140	to	17.140	4,551	77,997	3.43	1.25	to	1.25	2.54	to	2.54
	2019	16.715	to	16.715	4,883	81,627	2.57	1.25	to	1.25	3.92	to	3.92
	2018	16.084	to	16.084	8,797	141,486	2.59	1.25	to	1.25	(0.92)	to	(0.92)
	2017	16.233	to	16.233	11,098	180,158	2.76	1.25	to	1.25	0.09	to	0.09
Invesco American Franchise Fund I
	2021	33.401	to	33.401	5,053	168,783	—	1.25	to	1.25	10.54	to	10.54
	2020	30.217	to	30.217	7,440	224,809	0.07	1.25	to	1.25	40.58	to	40.58
	2019	21.494	to	21.494	9,380	201,603	—	1.25	to	1.25	35.06	to	35.06
	2018	15.914	to	15.914	11,227	178,674	—	1.25	to	1.25	(4.83)	to	(4.83)
	2017	16.722	to	16.722	13,418	224,367	0.08	1.25	to	1.25	25.77	to	25.77
Invesco Balanced-Risk Allocation I1
	2021	15.339	to	15.339	—	—	—	0.60	to	0.60	8.89	to	8.89
	2020	14.087	to	14.087	—	—	—	0.60	to	0.60	9.57	to	9.57
	2019	12.857	to	12.857	—	—	—	0.60	to	0.60	14.52	to	14.52
	2018	11.227	to	11.227	—	—	1.68	0.60	to	0.60	(7.02)	to	(7.02)
	2017	12.075	to	12.075	2,183	26,366	3.38	0.60	to	0.60	9.49	to	9.49
Invesco Comstock[1]
	2021	29.732	to	29.732	—	—	—	0.60	to	0.60	32.56	to	32.56
	2020	22.429	to	22.429	—	—	—	0.60	to	0.60	(1.45)	to	(1.45)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Invesco Comstock[1] (continued)
	2019	$22.758	to	$22.758	—	$—	—%	0.60%	to	0.60%	24.55%	to	24.55%
	2018	18.272	to	18.272	—	—	—	0.60	to	0.60	(12.69)	to	(12.69)
	2017	20.928	to	20.928	—	—	2.48	0.60	to	0.60	17.15	to	17.15
Invesco Discovery Mid Cap Growth Fund II1
	2021	34.295	to	34.295	—	—	—	1.25	to	1.25	17.32	to	17.32
	2020	29.233	to	29.233	—	—	—	1.25	to	1.25	46.68	to	46.68
Invesco Global Real Estate
	2021	18.550	to	44.742	7,487	191,009	2.05	0.60	to	1.25	24.96	to	24.15
	2020	14.845	to	36.039	12,833	248,936	4.51	0.60	to	1.25	(12.84)	to	(13.41)
	2019	17.032	to	41.619	24,111	504,695	4.28	0.60	to	1.25	22.26	to	21.47
	2018	13.931	to	34.262	27,119	469,659	3.60	0.60	to	1.25	(6.72)	to	(7.32)
	2017	14.934	to	36.970	33,796	607,079	3.68	0.60	to	1.25	12.38	to	11.65
Invesco International Growth I
	2021	20.250	to	40.778	9,862	199,692	1.28	0.60	to	1.25	5.25	to	4.57
	2020	19.239	to	38.995	9,862	189,720	2.45	0.60	to	1.25	13.32	to	12.58
	2019	16.978	to	34.638	9,862	167,430	1.60	0.60	to	1.25	27.80	to	26.98
	2018	13.285	to	27.279	9,862	131,007	2.00	0.60	to	1.25	(15.48)	to	(16.04)
	2017	15.719	to	32.490	11,302	201,784	0.77	0.60	to	1.25	22.27	to	21.48
Invesco International Growth II
	2021	19.917	to	19.917	3,839	76,463	1.08	1.25	to	1.25	4.29	to	4.29
	2020	19.097	to	19.097	4,143	79,123	2.12	1.25	to	1.25	12.33	to	12.33
	2019	17.001	to	17.001	4,560	77,532	1.14	1.25	to	1.25	26.65	to	26.65
	2018	13.424	to	13.424	7,165	96,186	1.58	1.25	to	1.25	(16.27)	to	(16.27)
	2017	16.032	to	16.032	10,041	160,968	1.21	1.25	to	1.25	21.21	to	21.21
Invesco Main Street Mid Cap Fund[1]
	2021	25.509	to	25.509	—	—	—	0.60	to	0.60	22.51	to	22.51
	2020	20.822	to	20.822	—	—	—	0.60	to	0.60	8.59	to	8.59
	2019	19.174	to	19.174	—	—	—	0.60	to	0.60	24.52	to	24.52
	2018	15.398	to	15.398	378	5,823	—	0.60	to	0.60	(11.88)	to	(11.88)
	2017	17.474	to	17.474	—	—	—	0.60	to	0.60	14.23	to	14.23
Invesco Small Cap Equity I1
	2021	29.741	to	29.741	—	—	—	0.60	to	0.60	19.68	to	19.68
	2020	24.85	to	24.85	—	—	—	0.60	to	0.60	26.48	to	26.48
	2019	19.647	to	19.647	—	—	—	0.60	to	0.60	25.85	to	25.85
	2018	15.612	to	15.612	—	—	—	0.60	to	0.60	(15.59)	to	(15.59)
	2017	18.496	to	18.496	—	—	—	0.60	to	0.60	13.38	to	13.38
Janus Henderson Enterprise Portfolio
	2021	42.897	to	42.897	407	17,480	0.35	0.60	to	0.60	16.13	to	16.13
	2020	36.938	to	36.938	823	30,391	0.11	0.60	to	0.60	18.76	to	18.76
	2019	31.103	to	31.103	823	25,594	0.02	0.60	to	0.60	34.67	to	34.67
	2018	23.095	to	23.095	30,583	706,323	0.24	0.60	to	0.60	(1.02)	to	(1.02)
	2017	23.332	to	23.332	37,142	866,583	0.32	0.60	to	0.60	26.66	to	26.66
Janus Henderson Flexible Bond
	2021	12.949	to	12.949	18,267	236,529	1.83	0.60	to	0.60	(1.49)	to	(1.49)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Janus Henderson Flexible Bond (continued)
	2020	$13.145	to	$13.145	28,107	$369,471	2.92%	0.60%	to	0.60%	9.83%	to	9.83%
	2019	11.969	to	11.969	28,670	343,154	3.17	0.60	to	0.60	8.92	to	8.92
	2018	10.989	to	10.989	39,478	433,836	3.08	0.60	to	0.60	(1.60)	to	(1.60)
	2017	11.168	to	11.168	43,033	480,584	2.93	0.60	to	0.60	3.00	to	3.00
Janus Henderson Mid Cap Value Portfolio
	2021	24.591	to	24.591	4,405	108,334	0.45	0.60	to	0.60	19.01	to	19.01
	2020	20.663	to	20.663	4,580	94,637	1.02	0.60	to	0.60	(1.52)	to	(1.52)
	2019	20.981	to	20.981	8,547	179,319	1.17	0.60	to	0.60	29.58	to	29.58
	2018	16.192	to	16.192	8,839	143,124	1.07	0.60	to	0.60	(14.16)	to	(14.16)
	2017	18.862	to	18.862	9,342	176,206	0.75	0.60	to	0.60	13.26	to	13.26
Janus Henderson Overseas Portfolio[1]
	2021	17.443	to	17.443	—	—	—	0.60	to	0.60	12.90	to	12.90
	2020	15.450	to	15.450	—	—	—	0.60	to	0.60	15.61	to	15.61
	2019	13.364	to	13.364	—	—	—	0.60	to	0.60	26.25	to	26.25
	2018	10.585	to	10.585	—	—	—	0.60	to	0.60	(15.46)	to	(15.46)
	2017	12.520	to	12.520	—	—	2.70	0.60	to	0.60	30.34	to	30.34
JP Morgan Insurance Trust Mid Cap Value I
	2021	29.265	to	56.326	8,763	328,035	0.99	0.60	to	1.25	29.11	to	28.27
	2020	22.667	to	43.911	12,383	366,286	1.44	0.60	to	1.25	(0.23)	to	(0.88)
	2019	22.719	to	44.300	13,469	399,535	0.98	0.60	to	1.25	26.00	to	25.19
	2018	18.031	to	35.387	53,361	1,045,289	0.96	0.60	to	1.25	(12.36)	to	(12.94)
	2017	20.575	to	40.646	52,947	1,189,088	0.62	0.60	to	1.25	13.09	to	12.36
JP Morgan Insurance Trust U.S. Equity I
	2021	37.367	to	37.367	1,475	55,123	0.73	1.25	to	1.25	27.74	to	27.74
	2020	29.253	to	29.253	1,541	45,084	0.82	1.25	to	1.25	23.70	to	23.70
	2019	23.648	to	23.648	2,431	57,494	0.85	1.25	to	1.25	30.12	to	30.12
	2018	18.174	to	18.174	2,557	46,463	0.82	1.25	to	1.25	(7.34)	to	(7.34)
	2017	19.613	to	19.613	2,705	53,051	0.88	1.25	to	1.25	20.81	to	20.81
LVIP Delaware SMID Cap Core[1]
	2021	30.528	to	30.528	4,937	150,709	0.97	0.60	to	0.60	22.44	to	22.44
	2020	24.933	to	24.933	6,828	170,239	0.52	0.60	to	0.60	10.42	to	10.42
	2019	22.580	to	22.580	8,547	192,997	0.46	0.60	to	0.60	28.85	to	28.85
	2018	17.524	to	17.524	14,912	261,322	0.17	0.60	to	0.60	(12.65)	to	(12.65)
	2017	20.061	to	20.061	14,619	293,273	0.32	0.60	to	0.60	17.94	to	17.94
Merger VL
	2021	12.796	to	12.796	2,475	31,660	—	0.60	to	0.60	0.48	to	0.48
	2020	12.735	to	12.735	2,475	31,510	—	0.60	to	0.60	6.74	to	6.74
	2019	11.931	to	11.931	2,475	29,521	1.04	0.60	to	0.60	5.53	to	5.53
	2018	11.306	to	11.306	2,475	27,973	0.70	0.60	to	0.60	6.45	to	6.45
	2017	10.621	to	10.621	2,475	26,289	—	0.60	to	0.60	1.95	to	1.95
MFS Growth Series
	2021	50.857	to	50.857	4,263	216,795	—	0.60	to	0.60	22.80	to	22.80
	2020	41.416	to	41.416	4,437	183,775	—	0.60	to	0.60	31.07	to	31.07

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
MFS Growth Series (continued)
	2019	$31.599	to	$31.599	4,679	$147,847	—%	0.60%	to	0.60%	37.32%	to	37.32%
	2018	23.011	to	23.011	4,692	107,976	0.11	0.60	to	0.60	2.05	to	2.05
	2017	22.548	to	22.548	18,416	415,242	0.10	0.60	to	0.60	30.62	to	30.62
MFS International Growth Portfolio
	2021	23.526	to	23.526	376	8,835	0.51	0.60	to	0.60	8.61	to	8.61
	2020	21.661	to	21.661	376	8,135	1.45	0.60	to	0.60	15.14	to	15.14
	2019	18.812	to	18.812	376	7,064	0.08	0.60	to	0.60	26.54	to	26.54
	2018	14.867	to	14.867	20,455	304,091	1.02	0.60	to	0.60	(9.56)	to	(9.56)
	2017	16.439	to	16.439	20,455	336,265	1.96	0.60	to	0.60	31.85	to	31.85
MFS International Intrinsic Value Portfolio
	2021	29.764	to	29.764	22,803	678,705	0.24	0.60	to	0.60	9.90	to	9.90
	2020	27.084	to	27.084	4,099	111,011	0.88	0.60	to	0.60	19.80	to	19.80
	2019	22.607	to	22.607	7,277	164,521	0.88	0.60	to	0.60	25.18	to	25.18
	2018	18.059	to	18.059	37,715	681,075	1.07	0.60	to	0.60	(10.03)	to	(10.03)
	2017	20.073	to	20.073	45,299	909,276	1.57	0.60	to	0.60	26.39	to	26.39
MFS New Discovery Series
	2021	38.713	to	38.713	454	17,598	—	0.60	to	0.60	1.19	to	1.19
	2020	38.257	to	38.257	454	17,394	—	0.60	to	0.60	45.02	to	45.02
	2019	26.381	to	26.381	454	11,995	—	0.60	to	0.60	40.85	to	40.85
	2018	18.730	to	18.730	290	5,441	—	0.60	to	0.60	(2.07)	to	(2.07)
	2017	19.125	to	19.125	290	5,552	—	0.60	to	0.60	25.90	to	25.90
MFS Utilities Series
	2021	23.873	to	23.873	4,186	99,936	1.76	0.60	to	0.60	13.41	to	13.41
	2020	21.050	to	21.050	4,133	87,012	2.51	0.60	to	0.60	5.27	to	5.27
	2019	19.997	to	19.997	4,082	81,626	4.03	0.60	to	0.60	24.32	to	24.32
	2018	16.085	to	16.085	4,255	68,436	1.08	0.60	to	0.60	0.45	to	0.45
	2017	16.013	to	16.013	5,256	84,155	0.91	0.60	to	0.60	14.15	to	14.15
PIMCO All Asset Institutional Class
	2021	16.458	to	16.458	23,346	384,216	11.11	0.60	to	0.60	15.72	to	15.72
	2020	14.222	to	14.222	23,758	337,900	4.89	0.60	to	0.60	7.52	to	7.52
	2019	13.227	to	13.227	54,880	725,915	2.94	0.60	to	0.60	11.24	to	11.24
	2018	11.890	to	11.890	74,969	891,397	3.20	0.60	to	0.60	(5.78)	to	(5.78)
	2017	12.619	to	12.619	86,926	1,096,885	4.79	0.60	to	0.60	13.09	to	13.09
PIMCO CommodityRealReturn Strat. Institutional Class
	2021	8.231	to	8.231	2,134	17,566	4.44	0.60	to	0.60	32.67	to	32.67
	2020	6.204	to	6.204	2,134	13,241	6.59	0.60	to	0.60	0.89	to	0.89
	2019	6.149	to	6.149	2,225	13,685	4.49	0.60	to	0.60	10.95	to	10.95
	2018	5.542	to	5.542	3,767	20,874	2.07	0.60	to	0.60	(14.55)	to	(14.55)
	2017	6.486	to	6.486	15,701	101,839	10.60	0.60	to	0.60	1.79	to	1.79
PIMCO Dynamic Bond - Institutional Class
	2021	12.373	to	12.373	10,999	136,082	2.23	0.60	to	0.60	0.83	to	0.83
	2020	12.271	to	12.271	14,587	178,985	2.92	0.60	to	0.60	4.35	to	4.35
	2019	11.760	to	11.760	16,358	192,366	4.58	0.60	to	0.60	4.46	to	4.46
	2018	11.258	to	11.258	16,387	184,472	2.96	0.60	to	0.60	0.58	to	0.58

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
PIMCO Dynamic Bond - Institutional Class (continued)
	2017	$11.193	to	$11.193	19,173	$214,607	1.84%	0.60%	to	0.60%	4.53%	to	4.53%
PIMCO Emerging Markets Bond Institutional Class
	2021	13.776	to	13.776	11,167	153,846	4.63	0.60	to	0.60	(3.00)	to	(3.00)
	2020	14.202	to	14.202	13,320	189,187	4.75	0.60	to	0.60	6.22	to	6.22
	2019	13.370	to	13.370	33,260	444,675	4.57	0.60	to	0.60	14.26	to	14.26
	2018	11.701	to	11.701	51,034	597,174	4.36	0.60	to	0.60	(5.16)	to	(5.16)
	2017	12.338	to	12.338	32,146	396,620	5.23	0.60	to	0.60	9.38	to	9.38
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class
	2021	10.709	to	10.709	22,026	235,870	5.12	0.60	to	0.60	(4.59)	to	(4.59)
	2020	11.224	to	11.224	22,792	255,817	2.62	0.60	to	0.60	9.62	to	9.62
	2019	10.239	to	10.239	22,862	234,078	2.60	0.60	to	0.60	5.65	to	5.65
	2018	9.691	to	9.691	22,921	222,142	7.27	0.60	to	0.60	(4.63)	to	(4.63)
	2017	10.161	to	10.161	19,815	201,347	1.90	0.60	to	0.60	8.13	to	8.13
PIMCO Low Duration Institutional Class
	2021	10.902	to	10.902	8,112	88,436	0.66	0.60	to	0.60	(1.38)	to	(1.38)
	2020	11.054	to	11.054	11,616	128,396	1.32	0.60	to	0.60	2.53	to	2.53
	2019	10.781	to	10.781	9,800	105,658	2.94	0.60	to	0.60	3.55	to	3.55
	2018	10.411	to	10.411	13,116	136,542	2.04	0.60	to	0.60	(0.11)	to	(0.11)
	2017	10.422	to	10.422	15,286	159,313	1.49	0.60	to	0.60	0.89	to	0.89
PIMCO Real Return Institutional Class
	2021	12.206	to	12.206	3,742	45,671	5.10	0.60	to	0.60	5.11	to	5.11
	2020	11.613	to	11.613	3,742	43,451	1.58	0.60	to	0.60	11.21	to	11.21
	2019	10.442	to	10.442	3,623	37,829	1.81	0.60	to	0.60	7.95	to	7.95
	2018	9.673	to	9.673	3,879	37,523	2.79	0.60	to	0.60	(2.65)	to	(2.65)
	2017	9.936	to	9.936	7,241	71,943	2.38	0.60	to	0.60	3.19	to	3.19
PIMCO StocksPLUS Global Portfolio Institutional Class
	2021	23.135	to	23.135	257	5,951	0.23	0.60	to	0.60	18.80	to	18.80
	2020	19.474	to	19.474	257	5,009	1.30	0.60	to	0.60	12.79	to	12.79
	2019	17.266	to	17.266	257	4,441	1.76	0.60	to	0.60	27.11	to	27.11
	2018	13.584	to	13.584	257	3,494	1.63	0.60	to	0.60	(11.15)	to	(11.15)
	2017	15.288	to	15.288	257	3,932	3.44	0.60	to	0.60	22.74	to	22.74
PIMCO Total Return Institutional Class
	2021	12.806	to	12.806	57,770	739,783	1.97	0.60	to	0.60	(1.71)	to	(1.71)
	2020	13.029	to	13.029	60,139	783,516	2.22	0.60	to	0.60	8.16	to	8.16
	2019	12.046	to	12.046	41,588	500,949	3.16	0.60	to	0.60	7.87	to	7.87
	2018	11.167	to	11.167	48,512	541,690	2.66	0.60	to	0.60	(0.98)	to	(0.98)
	2017	11.277	to	11.277	62,395	703,635	2.16	0.60	to	0.60	4.45	to	4.45
Pioneer Bond VCT Class I
	2021	47.631	to	47.631	29,202	1,390,932	2.21	1.25	to	1.25	(0.87)	to	(0.87)
	2020	48.049	to	48.049	30,459	1,463,519	3.03	1.25	to	1.25	7.35	to	7.35
	2019	44.758	to	44.758	36,087	1,615,137	3.26	1.25	to	1.25	7.92	to	7.92
	2018	41.474	to	41.474	38,648	1,602,842	3.29	1.25	to	1.25	(2.08)	to	(2.08)
	2017	42.356	to	42.356	53,618	2,271,010	2.85	1.25	to	1.25	2.72	to	2.72

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Pioneer Equity Income VCT Class II
	2021	$33.663	to	$33.663	1,510	$50,837	1.22%	1.25%	to	1.25%	23.77%	to	23.77%
	2020	27.197	to	27.197	1,579	42,957	2.40	1.25	to	1.25	(1.50)	to	(1.50)
	2019	27.612	to	27.612	1,641	45,312	2.41	1.25	to	1.25	23.68	to	23.68
	2018	22.326	to	22.326	1,759	39,275	1.98	1.25	to	1.25	(9.91)	to	(9.91)
	2017	24.783	to	24.783	2,694	66,763	1.47	1.25	to	1.25	13.75	to	13.75
Pioneer Fund VCT Class I
	2021	213.083	to	213.083	158,395	33,751,356	0.32	1.25	to	1.25	26.39	to	26.39
	2020	168.587	to	168.587	169,684	28,606,638	0.77	1.25	to	1.25	22.74	to	22.74
	2019	137.357	to	137.357	186,330	25,593,760	1.01	1.25	to	1.25	29.70	to	29.70
	2018	105.903	to	105.903	209,034	22,137,390	1.12	1.25	to	1.25	(2.74)	to	(2.74)
	2017	108.887	to	108.887	232,982	25,368,705	1.17	1.25	to	1.25	20.21	to	20.21
Pioneer High Yield VCT Class II
	2021	20.063	to	20.063	1,246	24,992	4.86	1.25	to	1.25	4.14	to	4.14
	2020	19.266	to	19.266	1,181	22,752	5.15	1.25	to	1.25	0.71	to	0.71
	2019	19.130	to	19.130	1,177	22,509	4.66	1.25	to	1.25	12.87	to	12.87
	2018	16.948	to	16.948	1,202	20,368	4.46	1.25	to	1.25	(5.15)	to	(5.15)
	2017	17.869	to	17.869	1,186	21,188	4.32	1.25	to	1.25	5.70	to	5.70
Pioneer Mid Cap Value VCT Class I
	2021	60.985	to	60.985	34,554	2,107,263	0.96	1.25	to	1.25	28.06	to	28.06
	2020	47.622	to	47.622	37,748	1,797,639	1.23	1.25	to	1.25	0.87	to	0.87
	2019	47.212	to	47.212	44,274	2,090,266	1.36	1.25	to	1.25	26.84	to	26.84
	2018	37.221	to	37.221	56,319	2,096,270	0.71	1.25	to	1.25	(20.35)	to	(20.35)
	2017	46.730	to	46.730	62,178	2,905,607	0.85	1.25	to	1.25	11.77	to	11.77
Pioneer Select Mid Cap Growth VCT Class I
	2021	190.800	to	190.800	97,623	18,626,372	—	1.25	to	1.25	6.73	to	6.73
	2020	178.775	to	178.775	109,691	19,609,952	—	1.25	to	1.25	37.44	to	37.44
	2019	130.071	to	130.071	129,751	16,876,839	—	1.25	to	1.25	31.43	to	31.43
	2018	98.967	to	98.967	143,803	14,231,742	—	1.25	to	1.25	(7.65)	to	(7.65)
	2017	107.165	to	107.165	162,209	17,383,134	0.08	1.25	to	1.25	28.42	to	28.42
Pioneer Strategic Income VCT Class I
	2021	14.028	to	14.028	5,509	77,281	3.28	0.60	to	0.60	1.37	to	1.37
	2020	13.838	to	13.838	5,509	76,234	3.52	0.60	to	0.60	6.88	to	6.88
	2019	12.947	to	12.947	5,856	75,814	3.31	0.60	to	0.60	9.34	to	9.34
	2018	11.841	to	11.841	48,811	577,963	3.24	0.60	to	0.60	(2.37)	to	(2.37)
	2017	12.128	to	12.128	46,373	562,427	3.60	0.60	to	0.60	4.37	to	4.37
Pioneer Strategic Income VCT Class II
	2021	18.486	to	18.486	3,864	71,430	3.04	1.25	to	1.25	0.47	to	0.47
	2020	18.400	to	18.400	4,012	73,810	3.27	1.25	to	1.25	6.04	to	6.04
	2019	17.352	to	17.352	5,929	102,881	3.10	1.25	to	1.25	8.16	to	8.16
	2018	16.043	to	16.043	6,202	99,496	2.99	1.25	to	1.25	(3.16)	to	(3.16)
	2017	16.566	to	16.566	6,504	107,751	3.36	1.25	to	1.25	3.45	to	3.45
Royce Capital Micro-Cap
	2021	22.863	to	22.863	259	5,924	—	0.60	to	0.60	29.20	to	29.20
	2020	17.696	to	17.696	226	4,002	—	0.60	to	0.60	23.05	to	23.05

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Royce Capital Micro-Cap (continued)
	2019	$14.381	to	$14.381	169	$2,438	—%	0.60%	to	0.60%	18.84%	to	18.84%
	2018	12.101	to	12.101	115	1,395	—	0.60	to	0.60	(9.59)	to	(9.59)
	2017	13.385	to	13.385	64	850	0.04	0.60	to	0.60	4.55	to	4.55
Royce Capital Small-Cap
	2021	21.278	to	21.278	1,729	36,784	1.43	0.60	to	0.60	28.05	to	28.05
	2020	16.617	to	16.617	1,884	31,315	1.08	0.60	to	0.60	(7.71)	to	(7.71)
	2019	18.005	to	18.005	1,652	29,752	0.60	0.60	to	0.60	17.96	to	17.96
	2018	15.264	to	15.264	3,174	48,445	0.65	0.60	to	0.60	(8.89)	to	(8.89)
	2017	16.754	to	16.754	5,180	86,790	0.51	0.60	to	0.60	4.75	to	4.75
T. Rowe Price All-Cap Opportunities Portfolio[1]
	2021	53.928	to	53.928	13,942	751,860	—	0.60	to	0.60	20.07	to	20.07
	2020	44.912	to	44.912	27,459	1,233,246	—	0.60	to	0.60	43.51	to	43.51
	2019	31.295	to	31.295	31,486	985,374	0.42	0.60	to	0.60	34.12	to	34.12
	2018	23.334	to	23.334	31,470	734,304	0.16	0.60	to	0.60	0.55	to	0.55
	2017	23.206	to	23.206	33,265	771,939	0.11	0.60	to	0.60	33.63	to	33.63
T. Rowe Price Blue Chip Growth
	2021	48.872	to	48.872	21,979	1,074,154	—	0.60	to	0.60	16.92	to	16.92
	2020	41.800	to	41.800	22,197	927,816	—	0.60	to	0.60	33.48	to	33.48
	2019	31.316	to	31.316	23,592	738,828	—	0.60	to	0.60	29.11	to	29.11
	2018	24.255	to	24.255	33,521	813,068	—	0.60	to	0.60	1.30	to	1.30
	2017	23.943	to	23.943	33,467	801,308	—	0.60	to	0.60	35.36	to	35.36
T. Rowe Price Equity Income Portfolio
	2021	27.247	to	27.247	20,302	553,188	1.57	0.60	to	0.60	24.80	to	24.80
	2020	21.833	to	21.833	20,784	453,780	2.33	0.60	to	0.60	0.58	to	0.58
	2019	21.708	to	21.708	24,756	537,391	2.39	0.60	to	0.60	25.65	to	25.65
	2018	17.277	to	17.277	24,699	426,739	1.99	0.60	to	0.60	(10.05)	to	(10.05)
	2017	19.207	to	19.207	26,343	505,960	1.76	0.60	to	0.60	15.33	to	15.33
T. Rowe Price Health Sciences Portfolio
	2021	50.518	to	50.518	17,686	893,481	—	0.60	to	0.60	12.42	to	12.42
	2020	44.935	to	44.935	19,479	875,281	—	0.60	to	0.60	28.85	to	28.85
	2019	34.875	to	34.875	24,722	862,191	—	0.60	to	0.60	28.17	to	28.17
	2018	27.209	to	27.209	24,942	678,664	—	0.60	to	0.60	0.50	to	0.50
	2017	27.074	to	27.074	26,285	711,634	—	0.60	to	0.60	26.82	to	26.82
T. Rowe Price International Stock Portfolio
	2021	20.037	to	20.037	14,366	287,847	0.54	0.60	to	0.60	0.72	to	0.72
	2020	19.894	to	19.894	15,945	317,225	0.59	0.60	to	0.60	13.76	to	13.76
	2019	17.487	to	17.487	16,240	283,999	2.46	0.60	to	0.60	27.00	to	27.00
	2018	13.769	to	13.769	16,279	224,140	1.36	0.60	to	0.60	(14.72)	to	(14.72)
	2017	16.145	to	16.145	16,313	263,383	1.19	0.60	to	0.60	27.12	to	27.12

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Templeton Developing Markets VIP Fund - Class 1[1]
	2021	$15.712	to	$15.712	—	$—	1.32%	0.60%	to	0.60%	(6.07)%	to	(6.07)%
	2020	16.728	to	16.728	4,705	78,707	4.13	0.60	to	0.60	16.69	to	16.69
	2019	14.336	to	14.336	15,754	225,845	1.25	0.60	to	0.60	26.16	to	26.16
	2018	11.363	to	11.363	15,491	176,029	1.13	0.60	to	0.60	(15.95)	to	(15.95)
	2017	13.520	to	13.520	21,161	286,095	1.13	0.60	to	0.60	39.81	to	39.81
Templeton Developing Markets VIP Fund - Class 2
	2021	29.679	to	29.679	1,000	29,680	0.87	1.25	to	1.25	(6.91)	to	(6.91)
	2020	31.882	to	31.882	1,065	33,955	2.92	1.25	to	1.25	15.73	to	15.73
	2019	27.549	to	27.549	5,487	151,155	0.99	1.25	to	1.25	25.12	to	25.12
	2018	22.018	to	22.018	5,594	123,169	0.87	1.25	to	1.25	(16.85)	to	(16.85)
	2017	26.479	to	26.479	5,761	152,532	1.03	1.25	to	1.25	38.67	to	38.67
Templeton Foreign VIP Fund - Class 1[1]
	2021	14.553	to	14.553	—	—	2.53	0.60	to	0.60	3.81	to	3.81
	2020	14.019	to	14.019	3,457	48,469	3.64	0.60	to	0.60	(1.50)	to	(1.50)
	2019	14.233	to	14.233	3,409	48,523	2.04	0.60	to	0.60	12.16	to	12.16
	2018	12.690	to	12.690	3,381	42,899	2.92	0.60	to	0.60	(15.78)	to	(15.78)
	2017	15.067	to	15.067	3,231	48,675	2.77	0.60	to	0.60	16.32	to	16.32
Templeton Global Bond VIP Fund - Class 1
	2021	10.452	to	10.452	11,512	120,320	—	0.60	to	0.60	(5.20)	to	(5.20)
	2020	11.025	to	11.025	11,019	121,478	8.23	0.60	to	0.60	(5.64)	to	(5.64)
	2019	11.684	to	11.684	13,126	153,363	7.04	0.60	to	0.60	1.64	to	1.64
	2018	11.495	to	11.495	13,469	154,824	—	0.60	to	0.60	1.60	to	1.60
	2017	11.314	to	11.314	59,295	670,849	—	0.60	to	0.60	1.54	to	1.54
Templeton Growth VIP Fund - Class 2
	2021	20.052	to	20.052	2,341	46,949	1.11	1.25	to	1.25	3.57	to	3.57
	2020	19.361	to	19.361	2,414	46,733	3.03	1.25	to	1.25	4.48	to	4.48
	2019	18.530	to	18.530	2,371	43,936	2.63	1.25	to	1.25	13.72	to	13.72
	2018	16.294	to	16.294	3,249	52,947	2.05	1.25	to	1.25	(15.91)	to	(15.91)
	2017	19.377	to	19.377	3,569	69,166	1.84	1.25	to	1.25	17.03	to	17.03
TVST Touchstone Bond Fund[1]
	2021	12.240	to	12.240	—	—	—	0.60	to	0.60	(1.80)	to	(1.80)
	2020	12.464	to	12.464	3,435	42,811	1.74	0.60	to	0.60	9.07	to	9.07
	2019	11.428	to	11.428	3,435	39,255	1.34	0.60	to	0.60	9.79	to	9.79
	2018	10.409	to	10.409	3,435	35,751	2.44	0.60	to	0.60	(2.46)	to	(2.46)
	2017	10.672	to	10.672	3,435	36,654	—	0.60	to	0.60	3.05	to	3.05
TVST Touchstone Common Stock Fund
	2021	37.872	to	37.872	2,073	78,496	0.56	0.60	to	0.60	27.08	to	27.08
	2020	29.801	to	29.801	2,263	67,449	0.65	0.60	to	0.60	22.94	to	22.94
	2019	24.241	to	24.241	2,250	54,543	0.58	0.60	to	0.60	27.81	to	27.81

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
TVST Touchstone Common Stock Fund (continued)
	2018	$18.966	to	$18.966	2,192	$41,581	0.72%	0.60%	to	0.60%	(8.60)%	to	(8.60)%
	2017	20.751	to	20.751	9,465	196,418	0.01	0.60	to	0.60	20.78	to	20.78
VanEck Global Resources Fund[1]
	2021	10.187	to	10.187	52,005	529,760	0.48	0.60	to	0.60	18.21	to	18.21
	2020	8.618	to	8.618	34,326	295,809	0.94	0.60	to	0.60	18.41	to	18.41
	2019	7.278	to	7.278	34,341	249,951	—	0.60	to	0.60	11.20	to	11.20
	2018	6.545	to	6.545	35,358	231,432	—	0.60	to	0.60	(28.71)	to	(28.71)
	2017	9.181	to	9.181	36,270	333,004	—	0.60	to	0.60	(2.29)	to	(2.29)
Vanguard Balanced
	2021	26.414	to	26.414	59,675	1,576,232	2.19	0.60	to	0.60	18.31	to	18.31
	2020	22.327	to	22.327	87,161	1,946,053	1.85	0.60	to	0.60	10.02	to	10.02
	2019	20.294	to	20.294	32,818	665,981	2.79	0.60	to	0.60	21.75	to	21.75
	2018	16.668	to	16.668	36,075	601,296	3.04	0.60	to	0.60	(3.99)	to	(3.99)
	2017	17.361	to	17.361	68,025	1,180,985	2.61	0.60	to	0.60	14.03	to	14.03
Vanguard Capital Growth
	2021	44.821	to	44.821	2,720	121,929	0.97	0.60	to	0.60	20.81	to	20.81
	2020	37.099	to	37.099	3,401	126,158	1.32	0.60	to	0.60	16.77	to	16.77
	2019	31.771	to	31.771	2,618	83,188	2.80	0.60	to	0.60	25.74	to	25.74
	2018	25.267	to	25.267	23,258	587,656	0.84	0.60	to	0.60	(1.77)	to	(1.77)
	2017	25.722	to	25.722	25,932	667,043	1.32	0.60	to	0.60	28.06	to	28.06
Vanguard Equity Income
	2021	30.540	to	30.540	115,200	3,518,159	1.89	0.60	to	0.60	24.58	to	24.58
	2020	24.514	to	24.514	115,926	2,841,861	2.89	0.60	to	0.60	2.63	to	2.63
	2019	23.886	to	23.886	125,235	2,991,374	3.25	0.60	to	0.60	23.68	to	23.68
	2018	19.312	to	19.312	190,430	3,677,618	2.26	0.60	to	0.60	(6.53)	to	(6.53)
	2017	20.661	to	20.661	204,615	4,227,643	2.09	0.60	to	0.60	17.54	to	17.54
Vanguard Equity Index
	2021	39.905	to	39.905	4,304	171,770	1.29	0.60	to	0.60	27.78	to	27.78
	2020	31.229	to	31.229	7,576	236,602	1.67	0.60	to	0.60	17.50	to	17.50
	2019	26.579	to	26.579	14,566	387,153	2.02	0.60	to	0.60	30.51	to	30.51
	2018	20.365	to	20.365	17,097	348,170	2.29	0.60	to	0.60	(5.08)	to	(5.08)
	2017	21.455	to	21.455	29,562	634,243	1.79	0.60	to	0.60	20.93	to	20.93
Vanguard High Yield Bond
	2021	16.153	to	16.153	34,507	557,388	4.17	0.60	to	0.60	3.06	to	3.06
	2020	15.674	to	15.674	34,525	541,128	5.42	0.60	to	0.60	5.04	to	5.04
	2019	14.922	to	14.922	49,328	736,050	5.82	0.60	to	0.60	14.99	to	14.99
	2018	12.977	to	12.977	49,334	640,224	4.98	0.60	to	0.60	(3.32)	to	(3.32)
	2017	13.422	to	13.422	66,416	891,463	5.15	0.60	to	0.60	6.36	to	6.36

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard International
	2021	$32.817	to	$32.817	13,006	$426,814	0.27%	0.60%	to	0.60%	(2.13)%	to	(2.13)%
	2020	33.531	to	33.531	13,016	436,433	0.73	0.60	to	0.60	56.64	to	56.64
	2019	21.407	to	21.407	5,607	120,023	1.48	0.60	to	0.60	30.44	to	30.44
	2018	16.412	to	16.412	6,125	100,528	1.21	0.60	to	0.60	(13.14)	to	(13.14)
	2017	18.895	to	18.895	12,648	238,979	1.08	0.60	to	0.60	41.82	to	41.82
Vanguard Mid-Cap Index
	2021	36.040	to	36.040	5,463	196,898	1.08	0.60	to	0.60	23.61	to	23.61
	2020	29.156	to	29.156	5,779	168,488	1.55	0.60	to	0.60	17.37	to	17.37
	2019	24.842	to	24.842	6,823	169,499	1.74	0.60	to	0.60	30.09	to	30.09
	2018	19.096	to	19.096	6,949	132,695	1.54	0.60	to	0.60	(9.87)	to	(9.87)
	2017	21.188	to	21.188	13,964	295,868	2.33	0.60	to	0.60	18.37	to	18.37
Vanguard Real Estate Index
	2021	24.947	to	24.947	31,449	784,549	2.10	0.60	to	0.60	39.37	to	39.37
	2020	17.900	to	17.900	36,385	651,293	2.60	0.60	to	0.60	(5.42)	to	(5.42)
	2019	18.926	to	18.926	43,512	823,494	2.83	0.60	to	0.60	28.03	to	28.03
	2018	14.782	to	14.782	53,904	796,789	3.13	0.60	to	0.60	(5.92)	to	(5.92)
	2017	15.712	to	15.712	49,816	782,726	2.41	0.60	to	0.60	4.15	to	4.15
Vanguard Short Term Investment Grade
	2021	11.823	to	11.823	62,961	744,383	1.84	0.60	to	0.60	(1.05)	to	(1.05)
	2020	11.948	to	11.948	150,996	1,804,135	2.86	0.60	to	0.60	4.86	to	4.86
	2019	11.394	to	11.394	281,236	3,204,418	2.64	0.60	to	0.60	5.06	to	5.06
	2018	10.845	to	10.845	288,183	3,125,367	1.89	0.60	to	0.60	0.44	to	0.44
	2017	10.798	to	10.798	288,092	3,110,937	1.51	0.60	to	0.60	1.48	to	1.48
Vanguard Small Company Growth
	2021	36.233	to	36.233	505	18,322	0.35	0.60	to	0.60	13.53	to	13.53
	2020	31.914	to	31.914	570	18,186	0.97	0.60	to	0.60	22.45	to	22.45
	2019	26.063	to	26.063	3,834	99,930	0.49	0.60	to	0.60	27.34	to	27.34
	2018	20.467	to	20.467	3,860	79,001	0.40	0.60	to	0.60	(7.82)	to	(7.82)
	2017	22.203	to	22.203	2,841	63,086	0.64	0.60	to	0.60	22.72	to	22.72
Vanguard Total Bond Market Index
	2021	12.115	to	12.115	33,538	406,296	2.58	0.60	to	0.60	(2.30)	to	(2.30)
	2020	12.400	to	12.400	70,395	872,932	2.60	0.60	to	0.60	6.93	to	6.93
	2019	11.596	to	11.596	51,137	592,974	5.11	0.60	to	0.60	8.02	to	8.02
	2018	10.735	to	10.735	169,748	1,822,174	2.10	0.60	to	0.60	(0.72)	to	(0.72)
	2017	10.813	to	10.813	154,113	1,666,503	2.60	0.60	to	0.60	2.86	to	2.86
Vanguard Total Stock Market Index
	2021	39.131	to	39.131	17,458	683,134	1.27	0.60	to	0.60	24.89	to	24.89
	2020	31.333	to	31.333	20,254	634,620	1.43	0.60	to	0.60	19.83	to	19.83
	2019	26.147	to	26.147	17,210	450,007	1.64	0.60	to	0.60	29.97	to	29.97

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard Total Stock Market Index (continued)
	2018	$20.118	to	$20.118	17,155	$345,127	1.52%	0.60%	to	0.60%	(5.91)%	to	(5.91)%
	2017	21.381	to	21.381	10,596	226,568	2.37	0.60	to	0.60	20.25	to	20.25
Virtus Duff & Phelps Real Estate Securities Series I
	2021	22.870	to	22.870	336	7,705	1.06	0.60	to	0.60	45.99	to	45.99
	2020	15.665	to	15.665	336	5,288	1.31	0.60	to	0.60	(1.92)	to	(1.92)
	2019	15.972	to	15.972	336	5,380	3.01	0.60	to	0.60	27.01	to	27.01
	2018	12.575	to	12.575	156	1,960	1.91	0.60	to	0.60	(6.92)	to	(6.92)
	2017	13.510	to	13.510	156	2,104	0.24	0.60	to	0.60	5.61	to	5.61
Virtus KAR Small-Cap Growth Series I
	2021	54.655	to	54.655	1,013	55,392	—	0.60	to	0.60	4.58	to	4.58
	2020	52.260	to	52.260	1,462	76,392	—	0.60	to	0.60	44.15	to	44.15
	2019	36.253	to	36.253	1,502	54,444	—	0.60	to	0.60	36.84	to	36.84
	2018	26.493	to	26.493	1,963	51,996	—	0.60	to	0.60	11.28	to	11.28
	2017	23.808	to	23.808	5,426	129,172	—	0.60	to	0.60	40.32	to	40.32
Virtus Newfleet Multi-Sector Intermediate Bond Series I1
	2021	13.034	to	13.034	—	—	—	0.60	to	0.60	0.69	to	0.69
	2020	12.945	to	12.945	—	—	—	0.60	to	0.60	6.14	to	6.14
	2019	12.196	to	12.196	—	—	—	0.60	to	0.60	10.22	to	10.22
	2018	11.065	to	11.065	4,142	45,832	4.30	0.60	to	0.60	(3.10)	to	(3.10)
	2017	11.419	to	11.419	4,142	47,298	3.68	0.60	to	0.60	6.37	to	6.37
Voya Global High Dividend Low Volatility Portfolio - Class S1
	2021	46.606	to	46.606	—	—	—	1.25	to	1.25	19.07	to	19.07
	2020	39.142	to	39.142	—	—	2.53	1.25	to	1.25	(2.32)	to	(2.32)
	2019	40.072	to	40.072	19	751	2.53	1.25	to	1.25	19.90	to	19.90
	2018	33.420	to	33.420	20	661	4.50	1.25	to	1.25	(10.25)	to	(10.25)
	2017	37.237	to	37.237	21	776	2.09	1.25	to	1.25	21.91	to	21.91
VY JPMorgan Emerging Markets Equity Portfolio Initial
	2021	40.361	to	40.361	704	28,435	—	1.25	to	1.25	(10.96)	to	(10.96)
	2020	45.331	to	45.331	750	33,982	0.61	1.25	to	1.25	32.08	to	32.08
	2019	34.321	to	34.321	792	27,193	0.15	1.25	to	1.25	30.48	to	30.48
	2018	26.304	to	26.304	1,081	28,424	0.84	1.25	to	1.25	(17.63)	to	(17.63)
	2017	31.933	to	31.933	1,075	34,335	0.52	1.25	to	1.25	41.58	to	41.58
1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Funds, net of management fees assessed by the Mutual Fund manager, divided by the trading day's average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)
4These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Fund, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.
7.SUBSEQUENT EVENTS
The Separate Account has evaluated subsequent events through April 22, 2022, the date which the Separate Account's financial statements were available to be issued.